                           FLEXIBLE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: (651) 665-3500
                         http://www.minnesotamutual.com

This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by Minnesota Life Insurance Company. The contract may be used in connection with certain types of retirement plans.

Your contract values are invested in our Variable Annuity Account. The Variable Annuity Account invests in shares of Advantus Series Fund, Inc. and Class 2 of the Templeton Developing Markets Funds, a series of Templeton Variable Products Series Fund (the "Funds"). Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for any amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further contract information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (651) 665-3500, or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its table of contents may be found at the end of this prospectus.

  THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS OF THE
     ADVANTUS SERIES FUND, INC. AND THE TEMPLETON DEVELOPING MARKETS FUND.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

 The date of this Prospectus and of the Statement of Additional Information is:
                                  May 3, 1999

                 THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SHOULD NOT BE RELIED UPON.

              TABLE OF CONTENTS

                 SPECIAL TERMS                                                 1

                 QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT     2

                 EXPENSE TABLE                                                 4

                 GENERAL DESCRIPTIONS                                          8
                       Minnesota Life Insurance Company                        8
                       Variable Annuity Account                                8
                       The Funds                                               9
                       Additions, Deletions or Substitutions                   9

                 CONTRACT CHARGES                                             10
                       Administrative Charge                                  10
                       Premium Taxes                                          10
                 VOTING RIGHTS                                                11

                 DESCRIPTION OF THE CONTRACT                                  11
                       General Provisions                                     11
                       Annuity Payments and Options                           14
                       Death Benefits                                         19
                       Purchase Payments and Value of the Contract            20
                       Redemptions                                            23

                 FEDERAL TAX STATUS                                           24

                 PERFORMANCE DATA                                             29

                 YEAR 2000 COMPUTER PROBLEM                                   30

                 STATEMENT OF ADDITIONAL INFORMATION                          30

                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION               A-1

                 APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES       B-1

                 APPENDIX C -- TYPES OF QUALIFIED PLANS                      C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: your interest in this contract composed of your interest in one or more Sub-Accounts of the Variable Annuity Account.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund or separate investment portfolio within a series mutual fund which we have designated as an eligible investment for the Variable Annuity Account, namely, Advantus Series Fund, Inc. and its Portfolios and in Class 2 of the Templeton Developing Markets Fund.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS:  amounts paid to us under a contract.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account, where the investment experience of its assets is kept separate from our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the Contract Owner.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments by an insurance company to an "annuitant". These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity.

WHAT CONTRACT IS OFFERED BY THIS PROSPECTUS?

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments under your contract to the Variable Annuity Account. The Variable Annuity Account invests in one or more Portfolios of the Fund according to your instructions. There are no interest or principal guarantees.

The contracts are offered for use in connection with certain retirement plans and other circumstances including:

    -  members of the faculty and employees of the University of Minnesota;

    - officers, directors, full-time and part-time employees, sales representatives and their employees, and retirees of Minnesota Life or any of Minnesota Life's other affiliated companies; any trust, pension or other benefit plan for such persons, the spouses, siblings, direct ancestors and direct descendants of such persons;

    - groups consisting of individuals employed by an employer or associated with a program established or maintained by an entity which:

         - provides an exclusive or partially exclusive sales arrangement with Minnesota Life or its affiliates; and

         -   allows for the purchase of annuities under section 403(b) or 403
             (b)(9) of the Code; and

         - has more than 1000 individuals who are eligible for participation by annuity purchase.

    - individuals purchasing one or more of these contracts wherein the aggregate purchase payments total $5,000,000 or more, other than as part of a qualified pension or profit sharing plan;

    - individuals solicited by registered investment advisers who charge clients a fee for their services and where initial contract purchase payment is at least $25,000.

    - in connection with retirement plans under sections 401, 403 or 408 of the Internal Revenue Code.

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. Certain plans may restrict which Portfolios are available. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of Advantus Series Fund are:

       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios
       Value Stock Portfolio
       Small Company Value Portfolio
       Global Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Macro-Cap Value Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio

The Variable Annuity Account also invests in Class 2 shares of the Templeton Developing Markets Fund.

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios. Under some contracts, transfers may be restricted dependent upon the source of purchase payments. Additional information can be found in this

Prospectus. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of .15% of the net asset value of the Variable Annuity Account for contract administration. We reserve the right to increase the charge to not more than .35% of the net asset value of the Variable Annuity Account.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

The Portfolios pay investment advisory and other expenses. Total expenses of the Portfolios range from .40% to 1.91% of average daily net assets of the Portfolios on an annual basis.

We reserve the right to make a charge of up to $25 for transfers among sub-accounts occurring more frequently than once a month. We also reserve the right to assess a one time administrative charge of $50 if you exchange this contract for another of our variable annuity contracts. Currently we do not impose such charges.

The Expense Tables that follow provide detailed cost and expense information.

EXPENSE TABLE

The tables shown below are to assist you in understanding the costs and expenses that you will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following.

The following contract expense information is intended to illustrate the expense of a MultiOption variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Administrative Charge                     .15%
                                          ----
Total Separate Account Annual Expense     .15%
                                          ----
                                          ----

There are no mortality and expense risk or other separate account annual expenses for this contract.

FUND ANNUAL EXPENSES
(As a percentage of average net assets for the described Advantus Series Fund, Inc. Portfolios and the Templeton Variable Product Series.)

                                                                                                       TOTAL FUND ANNUAL
                                                                       OTHER EXPENSES                   EXPENSES (AFTER
                                                      INVESTMENT       (AFTER EXPENSE    DISTRIBUTION       EXPENSE
                                                    MANAGEMENT FEES    REIMBURSEMENTS)     EXPENSES     REIMBURSEMENTS)
                                                   -----------------  -----------------  ------------  -----------------
Advantus Series Fund, Inc.:
  Growth Portfolio                                       0.50%              0.03%             --             0.53%
  Bond Portfolio                                         0.50%              0.05%             --             0.55%
  Money Market Portfolio                                 0.50%              0.08%             --             0.58%
  Asset Allocation Portfolio                             0.50%              0.03%             --             0.53%
  Mortgage Securities Portfolio                          0.50%              0.07%             --             0.57%
  Index 500 Portfolio                                    0.40%              0.04%             --             0.44%
  Capital Appreciation Portfolio                         0.75%              0.03%             --             0.78%
  International Stock Portfolio                          0.70%              0.24%             --             0.94%
  Small Company Growth Portfolio                         0.75%              0.04%             --             0.79%
  Maturing Government Bond 2002 Portfolio (1)            0.25%              0.15%             --             0.40%
  Maturing Government Bond 2006 Portfolio (1)            0.25%              0.15%             --             0.40%
  Maturing Government Bond 2010 Portfolio (1)            0.25%              0.15%             --             0.40%
  Value Stock Portfolio                                  0.75%              0.04%             --             0.79%
  Small Company Value Portfolio (1)                      0.75%              0.15%             --             0.90%
  Global Bond Portfolio                                  0.60%              0.53%             --             1.13%
  Index 400 Mid-Cap Portfolio (1)                        0.40%              0.15%             --             0.55%
  Macro-Cap Value Portfolio (1)                          0.70%              0.15%             --             0.85%
  Micro-Cap Growth Portfolio (1)                         1.10%              0.15%             --             1.25%
  Real Estate Securities Portfolio (1)                   0.75%              0.15%             --             0.90%
Templeton Variable Products Series:
  Developing Markets Fund Class 2                        1.25%              0.41%          0.25%(2)          1.91%

(1) Minnesota Life voluntarily absorbed certain expenses of the Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Small Company Value, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios for the period ended December 31, 1998. If these portfolios had been charged for expenses, the ratio of expenses to average daily net assets would have been 1.07%, 1.12%, 1.33%, 1.83%, 1.36%, 2.53%,
2.10%, and 1.90%, respectively. For these portfolios, it is Minnesota Life's intention to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%. Minnesota Life also reserves the option to reduce the level of other expenses which it will voluntarily absorb.

(2) Developing Markets Fund Class 2 has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus.

CONTRACT OWNER EXPENSE EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                          ------  -------  -------  --------
Advantus Series Fund, Inc.:
  Growth Portfolio                        $   7   $   22   $   38   $    85
  Bond Portfolio                          $   7   $   22   $   39   $    87
  Money Market Portfolio                  $   7   $   23   $   41   $    91
  Asset Allocation Portfolio              $   7   $   22   $   38   $    85
  Mortgage Securities Portfolio           $   7   $   23   $   40   $    89
  Index 500 Portfolio                     $   6   $   19   $   33   $    74
  Capital Appreciation Portfolio          $   9   $   30   $   51   $   114
  International Stock Portfolio           $  11   $   35   $   60   $   133
  Small Company Growth Portfolio          $  10   $   30   $   52   $   115
  Maturing Government Bond 2002
   Portfolio                              $   6   $   18   $   31   $    69
  Maturing Government Bond 2006
   Portfolio                              $   6   $   18   $   31   $    69
  Maturing Government Bond 2010
   Portfolio                              $   6   $   18   $   31   $    69
  Value Stock Portfolio                   $  10   $   30   $   52   $   115
  Small Company Value Portfolio           $  11   $   33   $   58   $   128
  Global Bond Portfolio                   $  13   $   41   $   70   $   155
  Index 400 Mid-Cap Portfolio             $   7   $   22   $   39   $    87
  Macro-Cap Value Portfolio               $  10   $   32   $   55   $   122
  Micro-Cap Growth Portfolio              $  14   $   44   $   77   $   168
  Real Estate Securities Portfolio        $  11   $   33   $   58   $   128
Templeton Variable Products Series:
  Developing Markets Fund Class 2         $  21   $   65   $  111   $   239

The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law.

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make partial withdrawals of the accumulation value of your contract before an annuity begins. Your requests for withdrawals must be in writing. A penalty tax may be assessed upon withdrawals from annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, in California, the free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?

If the contract owner dies before annuity payments begin, we will pay the death benefit to the beneficiary named in the contract application. In the case of joint owners, this amount would be payable at the death of the second owner. The death benefit payable to the beneficiary upon the death of the contract owner during the accumulation period is equal to the greater of:

    -  the amount of the accumulation value payable at death;

    -  the total amount of your purchase, less all partial withdrawals.

If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    -  a life annuity;

    - a life annuity with a period certain of either 120 months, 180 months or 240 months;

    -  a joint and last survivor annuity and

    -  a period certain annuity.

Each annuity option may be elected as either a variable annuity of fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the underlying Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix entitled "Condensed Financial Information." The financial statements of the Variable Annuity Account and Minnesota Life Insurance Company may be found in the Statement of Additional Information.

(SIDEBAR)
We are a life insurance company.
The Variable Annuity Account is one of our separate accounts.
Each of the 20 sub-accounts of the Variable Annuity Account invests in a different Fund Portfolio.
(END SIDEBAR)

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as stock insurance company subsidiary of the new holding company and took the new name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The name changed from Minnesota Mutual Variable Annuity Account on October 1, 1998. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940, but that registration does not mean that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Variable Annuity Account.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account currently has twenty sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

The University of Minnesota provides tax-deferred annuities and custodial funds in accordance with section 403(b) as amended by section 415, of the Code. The University of Minnesota has separated its plan into two sections: The Basic Plan, which is that portion of the plan that relates to the Faculty Retirement Plan; and the Optional Plan, which is that portion of the plan which relates to the purchase of optional annuities and mutual funds.

When this contract is used in association with the University of Minnesota Basic Plan, purchase payments may be allocated only to the following Sub-Accounts:
Money Market Account and Bond Account. When this contract is used in

(SIDEBAR)
We may change the Portfolios offered under the contract.
(END SIDEBAR)

association with the Optional Plan, purchase payments may be allocated to any Sub-Account offered under the contract. In addition, contracts issued in association with the Basic Plan and Optional Plan do not allow amounts to be transferred between the two Plans.

C. THE FUNDS

The Advantus Series Fund, Inc. ("Series Fund") is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). The Series Fund issues its shares only to us and our separate accounts. It may be offered to separate accounts of insurance companies affiliated with us in the future. Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

Advantus Capital has retained investment sub-advisers to manage the investment of certain Portfolios of the Series Fund. Those sub-advisers are:

SERIES FUND PORTFOLIO               SUB-ADVISER
---------------------  --------------------------------------
Capital Appreciation   Winslow Capital Management, Inc.
International Stock    Templeton Investment Counsel, Inc.
Macro-Cap Value        J.P. Morgan Investment Management Inc.
Micro-Cap Growth       Wall Street Associates
Global Bond            Julius Baer Investment Management Inc.

The Variable Annuity Account also invests in Class 2 shares of Templeton Developing Markets Fund (a "Templeton Fund"), a diversified portfolio of Templeton Variable Products Series Fund. The investment adviser of Templeton Developing Markets Fund is Templeton Asset Management Ltd.

Prospectuses for Series Fund and Templeton Fund are attached to this prospectus. You should carefully read those prospectuses before investing in the contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new Portfolio or mutual fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

(SIDEBAR)
There is an administrative charge of .15%, but we may increase it to .35%. (END SIDEBAR)

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Contract with one or more of our other separate accounts.

Shares of the Portfolios of the Funds are also sold to some of our other separate accounts, which may invest premiums under variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither we nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. An action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example,

    -  changes in state insurance laws,

    -  changes in Federal income tax laws

    - changes in the investment management of any of the Portfolios of the Fund, or

    - differences in voting instructions between those given by policy owners and those given by contract owners.

CONTRACT CHARGES

A. ADMINISTRATIVE CHARGE

We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue criteria, the preparation and issue of contracts, the receipt of purchase payments, forwarding amounts to the Fund for investment, the preparation and mailing of periodic reports and the performance of other services.

We currently make a deduction from the Variable Annuity Account at the annual rate of .15% for these services. We reserve the right to increase this administrative charge to not more than .35%.

The administrative charge is designed to cover the administrative expenses incurred by us under the contract. We do not expect to recover from the charge any amount in excess of our accumulated expenses associated with the administration of the contract.

B. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such

(SIDEBAR)
You can instruct us how to vote Fund shares.
The contract is a flexible payment deferred variable annuity.
(END SIDEBAR)
taxes range from 0.0% to 3.5%, depending on the applicable law.) Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted from purchase payments.

C. PORTFOLIO CHARGES

Each of the Portfolios pays investment advisory and other expenses. These charges are detailed in their respective prospectuses.

VOTING RIGHTS

We will vote the Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account.

During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We shall notify each contract owner or annuitant of a Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

DESCRIPTION OF THE CONTRACT

A. GENERAL PROVISIONS

1. Type of Contract Offered

Flexible Payment Deferred Variable Annuity Contract

The contract may be used in connection with all types of plans, or individual retirement annuities adopted by or on behalf of individuals. It may also be

(SIDEBAR)
We issue the contract to you and you select the annuitant.
We may cancel your contract if you stop making payments and have a small accumulation value.
(END SIDEBAR)
purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date. Purchase payments are flexible with respect to timing and amount.

2. Issuance of Contracts

The contract is issued to you, the contract owner named in the application. You may be the annuitant or may specify someone else to be the annuitant.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities) then:

    - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and;

    - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, the interest of any person in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

You choose when to make purchase payments. There is no minimum amount which is to be allocated to any Sub-Account of the Variable Annuity Account.

In the Variable Annuity Account, your purchase payments are invested in the Funds according to your instructions. We will return your initial payment within five business days if:

    - your application fails to specify which Portfolios you desire, or is otherwise incomplete, and

(SIDEBAR)
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
(END SIDEBAR)

    - you do not consent to our retention of your initial payment until the application is made complete.

The contract permits us to cancel your contract, and pay you its accumulation value if:

    - no purchase payments are made for a period of two or more full contract years and;

    - the total purchase payments made, less any withdrawals and associated charges are less than $2,000, and;

    -  the accumulation value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

We will pay any single sum payment within seven days after the date the payment is called for by terms of the contract; unless the payment is postponed for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

    - such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contract is non-participating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. When we make any distribution of dividends, it may take the form of additional payments to annuitants or the crediting of additional accumulation units. We do not anticipate making dividend payments under this contract.

(SIDEBAR)
Each of the annuity options is available on a fixed, variable or combination fixed and variable basis.
You tell us when to begin making annuity payments to the annuitant, unless your retirement plan requires them to commence by a certain age.
(END SIDEBAR)

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of:

    - a mortality table at least as favorable as the mortality table specified in the contract, which reflects the age of the annuitant,

    -  the type of annuity payment option selected, and

    - the investment performance of the Fund Portfolios selected by the contract owner.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the maximum expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of Funds and thus the annuity payments will vary with the investment experience of the assets of the Portfolio of the Fund selected by the contract owner.

2. Electing the Retirement Date and Form of Annuity

The contracts provide for four optional annuity forms. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request.

While the contracts require that we receive your notice of election to begin annuity payments at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for such variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

The contract permits an annuity payment to begin on the first day of any month after the 50th birthday of the annuitant. Contract payments must begin before the 75th birthday of the annuitant. We are currently waiving this restriction. If an election has not been made otherwise, and the plan does not specify to the contrary, annuity payments will begin on the later of:

    - the first day of the month immediately following the 65th birthday of the annuitant, or

    - the first day of the month immediately following the fifth contract anniversary.

A variable annuity will be provided and the annuity option shall be Option 2A, a life annuity with a period of 120 months. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the accumulation value of the contract which would otherwise have been applied to provide annuity payments.

Except for Option 4, once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Optional Annuity Forms

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of from 1 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the fixed period. In the event of the death of the annuitant, you or the beneficiary may, at any time during the payment period, elect that (1) the present value of the remaining guaranteed

(SIDEBAR)

The amount of your first annuity payment depends on the age of the annuitant and the annuity option you select.
(END SIDEBAR)
number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

4. Determination of Amount of First Monthly Annuity Payment

The first monthly annuity payment is determined by the available value of the contract when an annuity begins. In addition, many states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes currently range from 0.0% to 3.5% and are deducted from the contract value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant. A formula for determining the adjusted age is contained in the contract.

The contracts contain tables indicating the dollar amount of the first monthly payment under each optional annuity form for each $1,000 of value applied. The tables are determined from the Progressive Annuity Table with interest at the rate of 3.5% per annum, assuming births in the year 1900 and an age setback of eight years. If, when annuity payments are elected, we are using tables of annuity rates for these contracts which result in larger annuity payments, we will use those tables instead.

The 3.5% interest rate assumed in the annuity tables would produce level annuity payments if the net investment rate remained constant at 3.5% per year. Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 3.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to the table using the adjusted age of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the separate account. The number of annuity units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin.

The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payment.

Annuity payments are always made as of the first day of a month. The contracts require that notice of election to begin annuity payments must be received by us at least 30 days prior to the annuity commencement date. We currently waive this requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coincident with the first valuation date following the 14th day of the month preceding the date on which the annuity is to begin.

If a request for a fixed annuity is received between the first valuation date following the 14th day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received. If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.

If a variable annuity request is received after the third valuation date preceding the first valuation date following the 14th day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the 14th day of the month prior to the variable annuity begin date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each Sub-Account times the annuity unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a Sub-Account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

    -  .997137, and,

    - the ratio of the value of the accumulation unit for that Sub-Account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.997137 is a factor to neutralize the assumed net investment rate, discussed in

        Section 4 above, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead).

The value of an annuity unit for a Sub-Account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.
(SIDEBAR)
You may change Portfolios in the annuity period, subject to some restrictions. (END SIDEBAR)

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. Amounts held as annuity reserves may be transferred among the variable annuity Sub-Accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer.

    - The transfer of an annuity reserve amount from any Sub-Account must be at least equal to $5,000 or the entire amount of the reserve remaining in that Sub-Account.

    - Annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months.

    - We must receive the written request for an annuity transfer more than thirty days in advance of the due date of the annuity payment subject to the transfer.

Upon request, we will make available to you annuity reserve Sub-Account amount information.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the Sub-Account being transferred will be converted to a number of annuity units in the new Sub-Account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new Sub-Account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-Account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-Account performance in the maturing sub-Account and the sub-Account to which reserves are transferred for the period between annuity valuation dates.

(SIDEBAR)
If you die prior to commencement of annuity payments, there is a death benefit that is guaranteed not to be less than your purchase payments.
(END SIDEBAR)

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity Sub-Account transfers will apply in this case as well. The amount transferred will then be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

If the owner dies before annuity payments begin, the amount payable at death will be the accumulation value next determined after we receive due proof of death at our home office. Death proceeds will be paid in a single sum to the beneficiary designated unless an annuity option is elected. Payment will be made within seven days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death.

The contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    - the amount of the total purchase payments paid to us as consideration for this contract, less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only if annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of the contract interest is payable to the owner's designated beneficiary who is also the surviving spouse of the owner, that spouse shall be treated as the contract owner for purposes of determining:

    -  when payments must begin, and

    -  the time of distribution in the event of that spouse's death.

Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
(END SIDEBAR)

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, a contract will be issued.

If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until the valuation date coincident with or next following the date we receive a completed application. We will offer to return your initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each Sub-Account by the then current accumulation unit value for that Sub-Account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Fund.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time) on each day, Monday through Friday, except:

    - days on which changes in the value of such Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

    - days during which no such Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units so determined will be applicable to all purchase payments received by us at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received after the close of business of the Exchange will be the value determined on the next valuation date.

(SIDEBAR)
Systematic transfers and telephone transfers are available.
(END SIDEBAR)

2. Transfers

Upon your written request, values under the contract may be transferred among the Sub-Accounts of the Variable Annuity Account. Unless stated otherwise, there are no charges for transfers described in this section. However, we reserve the right to impose a charge in the future. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. There is no dollar amount limitation which is applied to transfers.

You may effect transfers, cancel automatic premium plans, or a change in the allocation of future premiums, by means of a telephone call. Transfers or requests made pursuant to such a call are subject to the same conditions and procedures as are outlined above for written transfer requests.

This service automatically available to all contract owners. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or a person authorized by you to personally identify themselves in those telephone conversations through contract numbers, social security numbers and such other information as we may deem to be reasonable. We record telephone transfer instruction conversations and we provide the contract owners with a written confirmation of the telephone transfer. We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- telephone transfer privileges. For more information on telephone transfers, contact us.

Contracts held through the University of Minnesota also permit participants to effect transfers or change allocation of future premiums by means of the internet. We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose changes upon -- internet transaction privileges. For more information contact us.

For contracts where this is available, contract owners in any Sub-Account of the Variable Annuity Account may elect to have accumulation unit values of that Sub-Account systematically transferred to any of the other Sub-Accounts of the Variable Annuity Account on a monthly, quarterly, semi-annual or annual basis. Should the amount remaining in such a Sub-Account be less than the amount you previously indicated as a transfer amount, we will then transfer the balance remaining as well as allocating that amount pro rata in accordance with your prior instructions. The terms and conditions otherwise applicable to transfers generally, as described above, also apply to such systematic transfer plans. Systematic transfer arrangements are limited to the use of a maximum of twenty sub-accounts.

As a type of systematic transfer arrangement, for certain contracts, we offer automatic portfolio rebalancing ("APR") on a quarterly, semi-annual and annual basis. Instructions to us must be in whole percentages totaling 100%. They will

(SIDEBAR)
Your contract's accumulation value varies with the performance of the Portfolios you select and is not guaranteed.
(END SIDEBAR)
be treated as instructions for transfers to and from the various sub-accounts. Rebalancing instructions will not affect the current allocation of future contributions; they may differ from those future allocations and are not limited to any minimum or maximum number of sub-accounts. There will be no charge for APR transfers and this feature will be available after August 1, 1999. APR is not available for values in the General Account or in the Series Fund Maturing Government Bond Portfolios. Please call us for additional information.

3. Value of the Contract

The accumulation value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner will be advised periodically of the number of accumulation units credited to the contract, the current value of an accumulation unit, and the total value of the contract.

4. Accumulation Unit Value

The value of an accumulation unit for each Sub-Account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account for this class of contract. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor for the applicable Sub-Account (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

5. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For any Sub-Account, the net investment factor for a valuation period is the gross investment rate for such Sub-Account for the valuation period, less a deduction for the administrative charge at the current rate of .15% per annum.

The gross investment rate is equal to:

    - the net asset value per share of a Portfolio share held in a Sub-Account of the Variable Annuity Account determined at the end of the current valuation period, plus

    - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Prior to the date annuity payments begin you may make partial withdrawals from your contract for amounts of at least $250. You must make a written request for any withdrawal. Your accumulation value will be reduced by the amount of the withdrawal. Unless you instruct us otherwise, withdrawals will be made from the Sub-Accounts on a pro-rata basis. We will waive the applicable dollar amount limitation:

    -  on withdrawals where a systematic withdrawal program is in place and

    - such a smaller amount satisfies the minimum distribution requirements of the Code.

For systematic withdrawals, the maximum number of sub-accounts which may be used is twenty. Unless you instruct us otherwise, systematic withdrawals will be made from the sub-accounts on a pro-rata basis if accumulation values are in no more than twenty sub-accounts. If more than twenty sub-accounts have accumulation values, we will need instructions as to those sub-accounts from which systematic withdrawals are to be made.

The contract provides that prior to the commencement of annuity payments, you may elect to surrender the contract for its accumulation value. You will receive in a single cash sum the accumulation value computed as of the valuation date coincident with or next following the date of surrender, or you may elect an annuity.

Once annuity payments have commenced for an annuitant, the annuitant cannot surrender his/her annuity benefit and receive a single sum settlement in lieu thereof.

You may also submit your signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is (651) 665-7942. Transfer instructions or changes as to future allocations of premium payments may be communicated to us by the same means. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.
(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
(END SIDEBAR)

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    -  the accumulation value of the contract or

    -  the amount of purchase payments paid under the contract.

(SIDEBAR)
We are not offering tax advice. You should consult your own tax adviser. Taxes on gains under the contract are normally deferred until there is a distribution of contract values.
(END SIDEBAR)

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be extended. For example, in California, the free look period is 30 days. These rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account under the foregoing is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay for any amounts necessary to make our refund to you equal to your purchase payments.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(s) may depend on the tax status of the individual concerned.

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of non-qualified annuities in general and some aspects of tax qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.

(SIDEBAR)
Ordinary income tax rates apply to amounts distributed in excess of purchase payments. Gains are assumed to be distributed before return of purchase payments.
A penalty tax may apply to distributions prior to age 59 1/2.
Transfers, assignments and certain designations of annuitants can have tax consequences.
(END SIDEBAR)

For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis of (i.e., purchase payments) the contract. Amounts withdrawn upon a partial surrender from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gains rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement program, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the taxpayer is:

    -  59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability, or

    -  where payment is made by reason of the death of the owner, and

    -  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

For purposes of determining a contract owner's gross income, the Code provides that all non-qualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for Federal tax purposes. The Variable Annuity Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of Minnesota Life, Minnesota Life does not have control over the Fund or its investments. Nonetheless, Minnesota Life believes that each Portfolio of the Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account". While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several Sub-Accounts in which to allocate net purchase payments and contract values, and may be able to transfer among Sub-Accounts more frequently than in such rulings. Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner

(SIDEBAR)
Congress may change the tax laws and reduce or eliminate any tax advantages of the contract.
(END SIDEBAR)
from being considered the owner of a pro-rata share of the assets of the Variable Annuity Account.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract issued after January 18, 1985 to provide that (a) if any owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary" who must be a natural person, is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

Non-qualified contracts issued after January 18, 1985, contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Minnesota Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules; and

    -  other specified circumstances.

We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into the annuity or our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

(SIDEBAR)
Distributions are subject to income tax withholding requirements unless you take steps to prevent it.
(END SIDEBAR)

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made over the life or life expectancy of the employee, the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or for a specified period of ten years or more;

    -  a required minimum distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within sixty days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a qualified tax adviser should be consulted.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its Sub-Accounts. In the case of the Money Market Sub-Account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other Sub-Accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. It may also include cumulative total return quotations for the period since the Sub-Account became available pursuant to such registration statement.

The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the Sub-Accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the variable annuity contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.

YEAR 2000 COMPUTER PROBLEM

The services we provide to the Variable Annuity Account and contract owners depend on the smooth functioning of our computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on our ability to provide services to contract owners. We have been actively working on necessary changes to our computer systems to deal with the year 2000. Although there can be no assurance of complete success, we believe that we will be able to resolve these issues on a timely basis and that there will be no material adverse impact on our ability to provide services to the Variable Annuity Account.

In addition, our operations could be impacted by our service providers' or suppliers' year 2000 efforts. We have undertaken an initiative to assess the efforts of organizations where there is a significant business relationship. There is no assurance, however, that we will not be affected by year 2000 problems of other organizations.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

   APPENDIX A -- CONDENSED FINANCIAL INFORMATION

The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account from the inception of each to December 31, 1998. This information should be ready in conjunction with the financial statements and related notes of the Variable Annuity Account included in this prospectus.

                                                                  YEAR ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                  1998        1997         1996         1995         1994
                                               ----------  -----------  -----------  -----------  -----------
Growth Sub-Account:
  Unit value at beginning of Period..........       $3.14        $2.35        $2.01        $1.62        $1.61
  Unit value at end of period................       $4.22        $3.14        $2.35        $2.01        $1.62
  Number of units outstanding at end of
   period....................................   1,628,467    1,394,064    1,448,982    1,534,005    1,477,118
Bond Sub-Account:
  Unit value at beginning of Period..........       $2.38        $2.18        $2.12        $1.77        $1.86
  Unit value at end of period................       $2.52        $2.38        $2.18        $2.12        $1.77
  Number of units outstanding at end of
   period....................................   2,162,866    1,545,276    1,506,859    1,525,791    1,480,397
Money Market Sub-Account:
  Unit value at beginning of Period..........       $1.70        $1.62        $1.55        $1.47        $1.42
  Unit value at end of period................       $1.78        $1.70        $1.62        $1.55        $1.47
  Number of units outstanding at end of
   period....................................   1,463,714      625,617      750,434      726,235      669,925
Asset Allocation Sub-Account:
  Unit value at beginning of Period..........       $3.00        $2.53        $2.25        $1.80        $1.83
  Unit value at end of period................       $3.11        $3.00        $2.53        $2.25        $1.80
  Number of units outstanding at end of
   period....................................   1,987,162    1,806,441    2,029,532    1,871,136    2,307,972
Mortgage Securities Sub-Account:
  Unit value at beginning of Period..........       $2.40        $2.20        $2.09        $1.78        $1.84
  Unit value at end of period................       $2.55        $2.40        $2.20        $2.09        $1.78
  Number of units outstanding at end of
   period....................................     686,079      484,707      450,065      485,533      477,367
Index 500 Sub-Account:
  Unit value at beginning of Period..........       $3.72        $2.81        $2.32        $1.70        $1.68
  Unit value at end of period................       $4.75        $3.72        $2.81        $2.32        $1.70
  Number of units outstanding at end of
   period....................................   2,780,306    2,786,221    2,364,949    2,056,365    1,345,845
Capital Appreciation Sub-Account:
  Unit value at beginning of Period..........       $3.64        $2.84        $2.42        $1.97        $1.93
  Unit value at end of period................       $4.75        $3.64        $2.84        $2.42        $1.97
  Number of units outstanding at end of
   period....................................   1,800,652    1,768,498    1,668,256    1,869,447    1,659,517
International Stock Sub-Account:
  Unit value at beginning of Period..........       $2.00        $1.79        $1.50        $1.31        $1.32
  Unit value at end of period................       $2.13        $2.00        $1.79        $1.50        $1.31
  Number of units outstanding at end of
   period....................................   2,464,913    2,966,962    2,418,015    2,254,079    2,153,847
Small Company Growth Sub-Account:
  Unit value at beginning of Period..........       $1.84        $1.71        $1.60        $1.22        $1.15
  Unit value at end of period................       $1.86        $1.84        $1.71        $1.60        $1.22
  Number of units outstanding at end of
   period....................................   1,681,790    1,504,543    1,237,091    1,581,035    1,091,852
Maturing Government Bond 2002 Sub-Account:
  Unit value at beginning of Period..........       $1.35        $1.24        $1.22        $0.98        $1.00(c)
  Unit value at end of period................       $1.47        $1.35        $1.24        $1.22        $0.98
  Number of units outstanding at end of
   period....................................     339,137      272,962      269,553      121,397      120,595
Maturing Government Bond 2006 Sub-Account:
  Unit value at beginning of Period..........       $1.45        $1.29        $1.31        $0.97        $1.00(c)
  Unit value at end of period................       $1.65        $1.45        $1.29        $1.31        $0.97
  Number of units outstanding at end of
   period....................................     223,036      117,035      117,035      124,592      121,565
Maturing Government Bond 2010 Sub-Account:
  Unit value at beginning of Period..........       $1.53        $1.30        $1.35        $0.96        $1.00(c)
  Unit value at end of period................       $1.75        $1.53        $1.30        $1.35        $0.96
  Number of units outstanding at end of
   period....................................     107,403      109,462      141,772      116,635      211,596

                                                                YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------------------
                                                  1993        1992        1991        1990        1989
                                               ----------  ----------  ----------  ----------  ----------
Growth Sub-Account:
  Unit value at beginning of Period..........       $1.54       $1.47       $1.10       $1.10       $0.87
  Unit value at end of period................       $1.61       $1.54       $1.47       $1.10       $1.10
  Number of units outstanding at end of
   period....................................   1,145,632     879,694     532,298     239,250     156,253
Bond Sub-Account:
  Unit value at beginning of Period..........       $1.69       $1.59       $1.35       $1.26       $1.12
  Unit value at end of period................       $1.86       $1.69       $1.59       $1.35       $1.26
  Number of units outstanding at end of
   period....................................   1,452,616   1,414,784   1,028,316     800,284     707,399
Money Market Sub-Account:
  Unit value at beginning of Period..........       $1.38       $1.34       $1.28       $1.19       $1.10
  Unit value at end of period................       $1.42       $1.38       $1.34       $1.28       $1.19
  Number of units outstanding at end of
   period....................................     758,519     854,376   1,089,711     748,839     541,490
Asset Allocation Sub-Account:
  Unit value at beginning of Period..........       $1.72       $1.61       $1.25       $1.21       $1.01
  Unit value at end of period................       $1.83       $1.72       $1.61       $1.25       $1.21
  Number of units outstanding at end of
   period....................................   2,610,010   1,843,236     659,538     316,973     216,005
Mortgage Securities Sub-Account:
  Unit value at beginning of Period..........       $1.69       $1.59       $1.37       $1.25       $1.11
  Unit value at end of period................       $1.84       $1.69       $1.59       $1.37       $1.25
  Number of units outstanding at end of
   period....................................     632,499     753,204     363,294     187,645     172,295
Index 500 Sub-Account:
  Unit value at beginning of Period..........       $1.53       $1.43       $1.10       $1.15       $0.88
  Unit value at end of period................       $1.68       $1.53       $1.43       $1.10       $1.15
  Number of units outstanding at end of
   period....................................   1,208,415   1,046,000     832,514     547,781     436,533
Capital Appreciation Sub-Account:
  Unit value at beginning of Period..........       $1.75       $1.67       $1.18       $1.21       $0.87
  Unit value at end of period................       $1.93       $1.75       $1.67       $1.18       $1.21
  Number of units outstanding at end of
   period....................................   1,193,412     913,174     582,915     339,404     180,206
International Stock Sub-Account:
  Unit value at beginning of Period..........       $0.92       $1.00(a)
  Unit value at end of period................       $1.32       $0.92
  Number of units outstanding at end of
   period....................................   1,330,940     441,041
Small Company Growth Sub-Account:
  Unit value at beginning of Period..........       $1.00(b)
  Unit value at end of period................       $1.15
  Number of units outstanding at end of
   period....................................     387,337
Maturing Government Bond 2002 Sub-Account:
  Unit value at beginning of Period..........
  Unit value at end of period................
  Number of units outstanding at end of
   period....................................
Maturing Government Bond 2006 Sub-Account:
  Unit value at beginning of Period..........
  Unit value at end of period................
  Number of units outstanding at end of
   period....................................
Maturing Government Bond 2010 Sub-Account:
  Unit value at beginning of Period..........
  Unit value at end of period................
  Number of units outstanding at end of
   period....................................

                                                                        PAGE A-1

                                                              YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                             1998         1997         1996         1995         1994
                                          -----------  -----------  -----------  -----------  -----------
Value Stock Sub-Account:
  Unit value at beginning of Period.....        $2.22        $1.83        $1.40        $1.06        $1.00(c)
  Unit value at end of period...........        $2.25        $2.22        $1.83        $1.40        $1.06
  Number of units outstanding at end of
   period...............................    1,260,342    1,500,040      798,596      426,836      183,180
Small Company Value Sub-Account:
  Unit value at beginning of Period.....        $1.01        $1.00(d)
  Unit value at end of period...........        $0.94        $1.01
  Number of units outstanding at end of
   period...............................      361,348      215,169
Global Bond Sub-Account:
  Unit value at beginning of Period.....        $0.99        $1.00(d)
  Unit value at end of period...........        $1.15        $0.99
  Number of units outstanding at end of
   period...............................       42,643       15,173
Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of Period.....        $0.99        $1.00(d)
  Unit value at end of period...........        $1.15        $0.99
  Number of units outstanding at end of
   period...............................      217,613        9,788
Macro-Cap Value Sub-Account:
  Unit value at beginning of Period.....        $0.99        $1.00(e)
  Unit value at end of period...........        $1.20        $0.99
  Number of units outstanding at end of
   period...............................       97,581       39,998
Micro-Cap Growth Sub-Account:
  Unit value at beginning of Period.....        $0.84        $1.00(d)
  Unit value at end of period...........        $0.95        $0.84
  Number of units outstanding at end of
   period...............................       71,594       18,000
Real Estate Securities:
  Unit value at beginning of Period.....        $1.00(f)
  Unit value at end of period...........        $0.85
  Number of units outstanding at end of
   period...............................       12,024
Templeton Developing Markets
  Sub-Account:
  Unit value at beginning of Period.....        $0.70        $1.00(d)
  Unit value at end of period...........        $0.55        $0.70
  Number of units outstanding at end of
   period...............................      132,217       33,388

(a) The information for the sub-account is shown for the period May 1, 1992 to December 31, 1992. May 1, 1992 was the effective date of the 1933 Act Registration Statement for the sub-account.
(b) The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration Statement for the sub-account.
(c) The information for the sub-account is shown for the period May 2, 1994 to December 31, 1994. May 2, 1994 was the effective date of the 1933 Act Registration Statement for the sub-account.
(d) The information for the sub-account is shown for the period from October 1, 1997 (date the sub-account became available) to December 31, 1997.
(e) The information for the sub-account is shown for the period from October 15, 1997 (date the sub-account became available) to December 31, 1997.
(f) The information for the sub-account is shown for the period from April 1, 1998 (date the sub-account became available) to December 31, 1998.

                                                                        PAGE A-2

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return, after tax, of: 0%, 4.41% and 12.00%.

For illustration purposes, an average annual expense equal to .91% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The expense charge of .92% includes: .15% for contract administration and an average of .76% for investment management and other fund expenses. These expenses are listed for each portfolio in the table following.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in Sub-Account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 3.50%. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based upon the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

                                                                        PAGE B-1

ACTUAL 1998 VARIABLE ANNUITY SEPARATE ACCOUNT CHARGES AND
FUND EXPENSES

                                                          FUND
SEPARATE ACCOUNT                     ADMINISTRATIVE    MANAGEMENT    DISTRIBUTION   OTHER FUND
SUB-ACCOUNT NAME                         CHARGE            FEE         EXPENSES      EXPENSES      TOTAL
-----------------------------------  ---------------  -------------  -------------  -----------  ---------
Growth.............................          .15%            .50%             --          .03%        .68%
Bond...............................          .15%            .50%             --          .05%        .70%
Money Market.......................          .15%            .50%             --          .08%        .73%
Asset Allocation...................          .15%            .50%             --          .03%        .68%
Mortgage Securities................          .15%            .50%             --          .07%        .72%
Index 500..........................          .15%            .40%             --          .04%        .59%
Capital Appreciation...............          .15%            .75%             --          .03%        .93%
International Stock................          .15%            .70%             --          .24%       1.09%
Small Company Growth...............          .15%            .75%             --          .04%        .94%
Maturing Government Bond 2002......          .15%            .25%             --          .15%        .55%
Maturing Government Bond 2006......          .15%            .25%             --          .15%        .55%
Maturing Government Bond 2010......          .15%            .25%             --          .15%        .55%
Value Stock........................          .15%            .75%             --          .04%        .94%
Small Company Value................          .15%            .75%             --          .15%       1.05%
Global Bond........................          .15%            .60%             --          .53%       1.28%
Index 400 Mid-Cap..................          .15%            .40%             --          .15%        .70%
Macro-Cap Value....................          .15%            .70%             --          .15%       1.00%
Micro-Cap Growth...................          .15%           1.10%             --          .15%       1.40%
Real Estate Securities.............          .15%            .75%             --          .15%       1.05%
Templeton Developing Markets Class
  2................................          .15%           1.25%           .25%          .41%       2.06%
                                          -------     -------------  -------------  -----------  ---------
  Average..........................          .15%            .61%           .01%          .14%        .91%

                                                                        PAGE B-2

VARIABLE ANNUITY PAYOUT ILLUSTRATION

PREPARED FOR: Prospect                  ANNUITIZATION OPTION: 10 Year Certain
                                        with Life Contingency
PREPARED BY: Minnesota Life             QUOTATION DATE: 05/01/1999
SEX: Male  DATE OF BIRTH: 05/01/1934    COMMENCEMENT DATE: 05/01/1999
STATE: MN                               SINGLE PAYMENT RECEIVED: $100,000.00
LIFE EXPECTANCY: 20.0(IRS)  17.3(ML)    FUNDS: Non-Qualified
                                        INITIAL MONTHLY INCOME: $607.94

The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial interest rate of 3.50% is the assumed rate used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the Sub-Account(s) selected. The investment returns shown are hypothetical and not a representation of future results.

                                                                        ANNUAL RATE OF RETURN
                                                          --------------------------------------------------
                                 BEGINNING                   0.00% GROSS       4.41% GROSS     10.00% GROSS
DATE                              OF YEAR         AGE        (-.91% NET)       (3.50% NET)     (9.09% NET)
----------------------------  ---------------  ---------  -----------------  ---------------  --------------
May 1, 1999.................             1            65      $     608         $     608       $      608
May 1, 2000.................             2            66            582               608              641
May 1, 2001.................             3            67            557               608              675
May 1, 2002.................             4            68            533               608              712
May 1, 2003.................             5            69            511               608              750
May 1, 2005.................             7            71            468               608              834
May 1, 2007.................             9            73            429               608              926
May 1, 2009.................            11            75            393               608            1,029
May 1, 2011.................            13            77            361               608            1,143
May 1, 2013.................            15            79            330               608            1,270
May 1, 2015.................            17            81            303               608            1,411
May 1, 2017.................            19            83            278               608            1,567
May 1, 2019.................            21            85            254               608            1,741
May 1, 2021.................            23            87            233               608            1,934
May 1, 2023.................            25            89            214               608            2,148
May 1, 2025.................            27            91            196               608            2,387
May 1, 2027.................            29            93            180               608            2,652
May 1, 2029.................            31            95            165               608            2,946
May 1, 2031.................            33            97            151               608            3,273
May 1, 2034.................            36           100            132               608            3,832

IF 100% OF YOUR PURCHASE WAS APPLIED TO PROVIDE A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, THE FIXED ANNUITY INCOME AMOUNT WOULD BE $607.94.

Net rates of return reflect expenses totaling .91%, which consist of the .15% Variable Account administrative charge and .76% for the Fund management fee and other Fund expenses (this is an average with the actual varying from .40% to 1.91%).

Minnesota Life MultiOption variable annuities are available through registered representatives of Ascend Financial Services, Inc.

This is an illustration only and not a contract.

                                                                        PAGE B-3

APPENDIX C -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 of 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

                                                                        PAGE C-1

SIMPLE IRAS

Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charge and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

                                                                        PAGE C-2

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 Plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

                                                                        PAGE C-3

                             Variable Annuity Account
               ("Variable Annuity Account"), a Separate Account of


                         Minnesota Life Insurance Company
                               ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098
                           Telephone:   (651) 665-3500


                       Statement of Additional Information


The date of this document and the Prospectus is:  May 3, 1999

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at
(651) 665-3500; or writing to Minnesota Life at Minnesota Mutual Center,
400 Robert Street North, St. Paul, Minnesota 55101-2098.

     Directors and Principal Management Officers of Minnesota Life Distribution of Contract
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

          DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE


         DIRECTORS                                            PRINCIPAL OCCUPATION
         ---------                                            --------------------
Giulio Agostini                                      Senior Vice President, Finance and Administrative
                                                     Services, 3M, St. Paul, Minnesota

Anthony L. Andersen                                  Chair-Board of Directors, H. B. Fuller Company, St.
                                                     Paul, Minnesota, since June 1995, prior thereto for
                                                     more than five years President and Chief Executive
                                                     Officer, H. B. Fuller Company (Adhesive Products)

Leslie S. Biller                                     Vice Chairman and Chief Operating Officer, Wells
                                                     Fargo & Company, San Francisco, California (Banking)

John F. Grundhofer                                   President, Chairman and Chief Executive Officer, U.S.
                                                     Bancorp, Minneapolis, Minnesota (Banking)

David S. Kidwell, Ph.D.                              Dean and Professor of Finance, The Curtis L. Carlson
                                                     School of Management, University of Minnesota,
                                                     Minneapolis, Minnesota

Reatha C. King, Ph.D.                                President and Executive Director, General Mills
                                                     Foundation, Minneapolis, Minnesota

Thomas E. Rohricht                                   Of Counsel, Doherty, Rumble & Butler Professional
                                                     Association, St. Paul, Minnesota (Attorneys)

Robert L. Senkler                                    Chairman of the Board, President and Chief Executive
                                                     Officer, Minnesota Life Insurance Company, since
                                                     August 1995; prior thereto for more than five years
                                                     Vice President and Actuary, Minnesota Life Insurance
                                                     Company

Michael E. Shannon                                   Chairman, Chief Financial and Administrative Officer,
                                                     Ecolab, Inc., St. Paul, Minnesota (Develops and
                                                     Markets Cleaning and Sanitizing Products)

Frederick T. Weyerhaeuser                            Retired since April 1998, prior thereto Chairman and
                                                     Treasurer, Clearwater Investment Trust since May
                                                     1996, prior thereto for more than five years, Chairman,




                                                     Clearwater Management Company, St. Paul,
                                                     Minnesota (Financial Management)



PRINCIPAL OFFICERS (OTHER THAN DIRECTORS)


             NAME                             POSITION
       John F. Bruder                   Senior Vice President

       Keith M. Campbell                Senior Vice President

       Robert E. Hunstad                Executive Vice President

       James E. Johnson                 Senior Vice President and Actuary

       Dennis E. Prohofsky              Senior Vice President, General Counsel and
                                        Secretary

       Gregory S. Strong                Senior Vice President and Chief Financial Officer

       Terrence M. Sullivan             Senior Vice President

       Randy F. Wallake                 Senior Vice President

       William N. Westhoff              Senior Vice President and Treasurer





All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years with the exception of Mr. Westhoff. Mr. Westhoff has been employed by Minnesota Life since April 1998. Prior thereto, Mr. Westhoff was employed by American Express Financial Corporation, Minneapolis, Minnesota, from August 1994 to October 1997 as Senior Vice President, Global Investments and from November 1989 to July 1994 as Senior Vice President, Fixed Income Management.

                              DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering. Ascend Financial Services, Inc. ("Ascend Financial") acts as principal underwriter of the contracts. Ascend Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly-owned subsidiary of Minnesota Life Insurance Company ("Minnesota Life"). Advantus Capital Management, Inc. is a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 1998, 1997 and 1996 respectively, were $15,989,724, $15,067,613 and
$13,034,146, respectively, and for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. Agents of Minnesota Life who are also registered representatives of Ascend Financial are compensated directly by Minnesota Life.

                                 PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1998 were 4.19% and 4.28%, respectively.


TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period.

Prior to May 3, 1993, several of the Sub-Accounts were known by different names. The Growth Sub-Account was the Stock Sub-Account, the Asset Allocation Sub-Account was the Managed Sub-Account, the Index 500 Sub-Account was the Index Sub-Account and the Capital Appreciation Sub-Account was the Aggressive Growth Sub-Account.

The cumulative total return figures published by the Variable Annuity Account relating to the contracts described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the Sub-Accounts for the specified periods ended December 31, 1998 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described below.



                                                                         FROM INCEPTION                DATE OF
                                                                           TO 12/31/98                INCEPTION
                                                                         --------------               ---------
Growth Sub-Account                                                  (317.77%)        321.73%           6/3/87



                                       -3-



Bond Sub-Account                                                    (150.63%)        152.03%           6/3/87

Money Market Sub-Account                                             (75.59%)         78.28%           6/3/87

Asset Allocation Sub-Account                                        (270.13%)        270.87%           6/3/87

Mortgage Securities Sub-Account                                     (154.35%)        154.87%           6/3/87

Index 500 Sub-Account                                               (373.59%)        375.13%           6/3/87

Capital Appreciation Sub-Account                                    (369.95%)        375.47%           6/3/87

International Stock Sub-Account                                     (112.68%)        112.74%           5/1/92

Small Company Growth Sub-Account                                     (85.36%)         85.50%           5/3/93

Maturing Government Bond 2002 Sub-Account                            (48.45%)         50.62%           5/2/94

Maturing Government Bond 2006 Sub-Account                            (66.68%)         70.45%           5/2/94

Maturing Government Bond 2010 Sub-Account                            (73.60%)         81.89%           5/2/94

Value Stock Sub-Account                                             (122.56%)        122.95%           5/2/94

Small Company Value Sub-Account                                      (-5.82%)         -5.78%          10/1/97

Global Bond Sub-Account                                              (15.14%)         15.14%          10/1/97

Index 400 Mid-Cap Sub-Account                                        (15.31%)         15.41%          10/1/97

Macro-Cap Value Sub-Account                                          (19.76%)         20.01%         10/15/97

Micro-Cap Growth Sub-Account                                         (-4.92%)         -4.92%          10/1/97

Real Estate Securities Sub-Account                                  (-14.69%)        -14.61%           5/1/98

Templeton Developing Markets Class 2 Sub-Account                    (-44.90%)        -44.90%          10/1/97


Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the accumulation value of that same investment at the end of the period. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses. For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Portfolios of the Fund and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolio exclusive of the advisory fee. And, for the period subsequent to May 2, 1994, Minnesota Life has voluntarily absorbed fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolio and fees and expenses that exceed

 .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 2006 and 2010 and fees and expenses that exceed .20% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002. For the period subsequent to May 1, 1998, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed
 .40% of the average daily net assets of the Maturing Government Bond 1998 and 2002 Portfolios. Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap
Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio exclusive of the advisory fee. For the period subsequent to May 1, 1998, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .90% of the average daily net assets of the Real Estate Securities Portfolio. There is no specified or minimum period of time during which Minnesota Life has agreed to continue its voluntary absorption of these expenses, and Minnesota Life may in its discretion cease its absorption of expenses at any time. Should Minnesota Life cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1998 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.

                                              YEAR ENDED              FIVE YEARS            TEN YEARS          FROM INCEPTION
                                               12/31/98             ENDED 12/31/98        ENDED 12/31/98         TO 12/31/98
                                          -----------------       -----------------     -----------------     ----------------
Growth Sub-Account                        (34.50%)   34.50%       (21.22%)  21.22%      (17.01%)   17.05%      (n/a)     n/a

Bond Sub-Account                           (5.92%)    5.92%        (6.28%)   6.28%       (8.41%)    8.44%      (n/a)     n/a

Money Market Sub-Account                   (4.82%)    4.82%        (4.53%)   4.68%       (4.81%)    5.02%      (n/a)     n/a

Asset Allocation Sub-Account              (23.46%)   23.46%       (15.16%)  15.16%      (13.92%)   13.93%      (n/a)     n/a

Mortgage Securities Sub-Account            (6.41%)    6.41%        (6.74%)   6.74%       (8.69%)    8.72%      (n/a)     n/a

Index 500 Sub-Account                     (27.80%)   27.80%       (23.14%)  23.14%      (18.33%)   18.36%      (n/a)     n/a

Capital Appreciation
  Sub-Account                             (30.64%)   30.64%       (19.71%)  19.72%      (18.36%)   18.46%      (n/a)     n/a

International Stock Sub-Account            (6.45%)    6.45%       (10.07%)  10.07%        (n/a)     n/a      (11.97%)   11.98%

Small Company Growth
  Sub-Account                              (1.12%)    1.12%       (10.05%)  10.08%        (n/a)     n/a      (11.49%)   11.52%

Maturing Government Bond
  2002 Sub-Account                         (8.85%)    9.45%          (n/a)    n/a         (n/a)     n/a       (8.31%)    9.17%

Maturing Government Bond
  2006 Sub-Account                        (13.57%)   14.20%          (n/a)    n/a         (n/a)     n/a      (11.03%)   12.10%

Maturing Government Bond


                                           DATE OF
                                          INCEPTION
                                          ---------
Growth Sub-Account                         6/3/87

Bond Sub-Account                           6/3/87

Money Market Sub-Account                   6/3/87

Asset Allocation Sub-Account               6/3/87

Mortgage Securities Sub-Account            6/3/87

Index 500 Sub-Account                      6/3/87

Capital Appreciation
  Sub-Account                              6/3/87

International Stock Sub-Account            5/1/92

Small Company Growth
  Sub-Account                              5/3/94

Maturing Government Bond
  2002 Sub-Account                         5/2/94

Maturing Government Bond
  2006 Sub-Account                         5/2/94

Maturing Government Bond


  2010 Sub-Account                        (12.72%)    14.11%         (n/a)    n/a         (n/a)     n/a      (11.65%)    13.67%

Value Stock Sub-Account                    (1.60%)     1.60%         (n/a)    n/a         (n/a)     n/a      (18.68%)    18.74%

Small Company Value
  Sub-Account                             (-7.55%)    -6.89%         (n/a)    n/a         (n/a)     n/a      (-5.30%)    -4.64%

Global Bond Sub-Account                   (16.00%)    16.00%         (n/a)    n/a         (n/a)     n/a      (11.92%)    11.92%

Index 400 Mid-Cap  Sub-Account            (15.88%)    16.50%         (n/a)    n/a         (n/a)     n/a      (11.51%)    12.13%

Macro-Cap Value  Sub-Account              (20.45%)    21.72%         (n/a)    n/a         (n/a)     n/a      (14.95%)    16.22%

Micro-Cap Growth  Sub-Account             (13.27%)    13.27%         (n/a)    n/a         (n/a)     n/a      (-4.73%)    -3.95%

Real Estate Securities Sub-Account         (n/a)       n/a           (n/a)    n/a         (n/a)     n/a     (-15.13%)   -14.61%

Templeton Developing
  Markets Class 2 Sub-Account            (-21.15%)   -21.15%         (n/a)    n/a         (n/a)     n/a     (-37.88%)   -37.88%



  2010 Sub-Account                        5/2/94

Value Stock Sub-Account                   5/2/94

Small Company Value
  Sub-Account                             10/1/97

Global Bond Sub-Account                   10/1/97

Index 400 Mid-Cap  Sub-Account            10/1/97

Macro-Cap Value  Sub-Account              10/15/97

Micro-Cap Growth  Sub-Account             10/1/97

Real Estate Securities Sub-Account        5/1/98

Templeton Developing
  Markets Class 2 Sub-Account             10/1/97






PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

    (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

    (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

    (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

    (4) Under normal conditions, maintaining a nominal cash balance;

    (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

    (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the Company to calculate an anticipated value at maturity
(AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                              AVM = P(1 + AGR/2)2T

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, the

Company may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE.  The Company calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

The Company expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different.

                                   AUDITORS

The consolidated financial statements of Minnesota Life and the financial statements of the Variable Annuity Account included herein have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG Peat Marwick LLP and upon the authority of said firm as experts in accounting and auditing.


                            REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                          INDEPENDENT AUDITORS' REPORT


The Board of Trustees of Minnesota Life Insurance Company and Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities and Templeton Developing Markets Segregated Sub-Accounts of Variable Annuity Account (the Account), formerly Minnesota Mutual Variable Annuity Account, (contracts offered to certain defined groups and individuals) as of December 31, 1998 and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1998 were confirmed to us by the respective Sub-Account mutual fund group, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, and Templeton Developing Markets Segregated Sub-Accounts of Variable Annuity Account at December 31, 1998 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.



                                           KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 26, 1999

                           VARIABLE ANNUITY ACCOUNT
                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------
                                                                                   ---------------------------------------------
                                                                                                                      MONEY
                                        ASSETS                                        GROWTH           BOND           MARKET
                                        ------
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 2,542,385 shares at net asset value of $2.74 per
        share (cost $5,519,414) ..............................................  $     6,960,793          -               -
     Bond Portfolio, 4,191,465 shares at net asset value of $1.31 per share
        (cost $5,256,313) ....................................................           -            5,481,620          -
     Money Market Portfolio, 2,609,510 shares at net asset value of $1.00
        per share (cost $2,609,510) ..........................................           -               -            2,609,510
     Asset Allocation Portfolio, 3,462,655 shares at net asset value of $2.28
        per share (cost $6,108,685) ..........................................           -               -               -
     Mortgage Securities Portfolio, 1,436,290 shares at net asset value of $1.22
        per share (cost $1,693,640) ..........................................           -               -               -
     Index 500 Portfolio, 3,387,916 shares at net asset value of $3.91 per share
        (cost $8,160,055) ....................................................           -               -               -
     Capital Appreciation Portfolio, 2,437,754 shares at net asset value of
        $3.54 per share (cost $5,259,275) ....................................           -               -               -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
                                                                                      6,960,793       5,481,620       2,609,510

Receivable for investments sold...............................................               41              33              15
Receivable from Minnesota Life for contract purchase payments ................           49,139         -                   295
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Total assets .........................................................        7,009,973       5,481,653       2,609,820
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                     LIABILITIES

Payable for investments purchased ............................................           49,139         -                   295
Payable to Minnesota Life for contract terminations and
     administrative charges...................................................               41              33              15
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
        Total liabilities ....................................................           49,180              33             310
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Net assets applicable to annuity contract owners .....................  $     6,960,793       5,481,620       2,609,510
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                CONTRACT OWNERS' EQUITY

Contracts in accumulation period..............................................  $     6,869,391       5,451,080       2,609,510
Contracts in annuity payment period (note 2) .................................           91,402          30,540               -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Total contract owners' equity ........................................  $     6,960,793       5,481,620       2,609,510
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------


ACCUMULATION UNITS OUTSTANDING ...............................................        1,628,467       2,162,866       1,463,714
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

NET ASSET VALUE PER ACCUMULATION UNIT ........................................  $          4.22            2.52            1.78
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                   ----------------------------------------------
                                                                                   ----------------------------------------------
                                                                                      ASSET           MORTGAGE         INDEX
                                        ASSETS                                      ALLOCATION       SECURITIES         500
                                        ------
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 2,542,385 shares at net asset value of $2.74 per
        share (cost $5,519,414) ..............................................  $        -                -               -
     Bond Portfolio, 4,191,465 shares at net asset value of $1.31 per share
        (cost $5,256,313) ....................................................           -                -               -
     Money Market Portfolio, 2,609,510 shares at net asset value of $1.00
        per share (cost $2,609,510) ..........................................           -                -               -
     Asset Allocation Portfolio, 3,462,655 shares at net asset value of $2.28
        per share (cost $6,108,685) ..........................................        7,890,893           -               -
     Mortgage Securities Portfolio, 1,436,290 shares at net asset value of $1.22
        per share (cost $1,693,640) ..........................................           -             1,748,986          -
     Index 500 Portfolio, 3,387,916 shares at net asset value of $3.91 per share
        (cost $8,160,055) ....................................................           -                -           13,246,504
     Capital Appreciation Portfolio, 2,437,754 shares at net asset value of
        $3.54 per share (cost $5,259,275) ....................................           -                -               -
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------
                                                                                      7,890,893        1,748,986      13,246,504

Receivable for investments sold...............................................               47               11              78
Receivable from Minnesota Life for contract purchase payments ................          -                -                32,344
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Total assets .........................................................        7,890,940        1,748,997      13,278,926
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                     LIABILITIES

Payable for investments purchased ............................................          -                -                32,344
Payable to Minnesota Life for contract terminations and
     administrative charges...................................................               47               11              78
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------
        Total liabilities ....................................................               47               11          32,422
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Net assets applicable to annuity contract owners .....................  $     7,890,893        1,748,986      13,246,504
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                CONTRACT OWNERS' EQUITY

Contracts in accumulation period..............................................  $     7,369,285        1,748,986      13,200,318
Contracts in annuity payment period (note 2) .................................          521,608                0          46,186
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Total contract owners' equity ........................................  $     7,890,893        1,748,986      13,246,504
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------


ACCUMULATION UNITS OUTSTANDING ...............................................        1,987,162          686,079       2,780,306
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

NET ASSET VALUE PER ACCUMULATION UNIT ........................................  $          3.71             2.55            4.75
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                                                                     SEGREGATED
                                                                                    SUB-ACCOUNTS
                                                                                   -------------
                                                                                   -------------
                                                                                     CAPITAL
                                        ASSETS                                     APPRECIATION
                                        ------
                                                                                   -------------
                                                                                   -------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 2,542,385 shares at net asset value of $2.74 per
        share (cost $5,519,414) ..............................................  $        -
     Bond Portfolio, 4,191,465 shares at net asset value of $1.31 per share
        (cost $5,256,313) ....................................................           -
     Money Market Portfolio, 2,609,510 shares at net asset value of $1.00
        per share (cost $2,609,510) ..........................................           -
     Asset Allocation Portfolio, 3,462,655 shares at net asset value of $2.28
        per share (cost $6,108,685) ..........................................           -
     Mortgage Securities Portfolio, 1,436,290 shares at net asset value of $1.22
        per share (cost $1,693,640) ..........................................           -
     Index 500 Portfolio, 3,387,916 shares at net asset value of $3.91 per share
        (cost $8,160,055) ....................................................           -
     Capital Appreciation Portfolio, 2,437,754 shares at net asset value of
        $3.54 per share (cost $5,259,275) ....................................        8,620,628
                                                                                   -------------
                                                                                   -------------
                                                                                      8,620,628

Receivable for investments sold...............................................           22,930
Receivable from Minnesota Life for contract purchase payments ................           25,234
                                                                                   -------------
                                                                                   -------------

        Total assets .........................................................        8,668,792
                                                                                   -------------
                                                                                   -------------

                                     LIABILITIES

Payable for investments purchased ............................................           25,234
Payable to Minnesota Life for contract terminations and
     administrative charges...................................................           22,930
                                                                                   -------------
                                                                                   -------------
        Total liabilities ....................................................           48,164
                                                                                   -------------
                                                                                   -------------

        Net assets applicable to annuity contract owners .....................  $     8,620,628
                                                                                   -------------
                                                                                   -------------

                                CONTRACT OWNERS' EQUITY

Contracts in accumulation period..............................................  $     8,553,855
Contracts in annuity payment period (note 2) .................................           66,773
                                                                                   -------------
                                                                                   -------------

        Total contract owners' equity ........................................  $     8,620,628
                                                                                   -------------
                                                                                   -------------


ACCUMULATION UNITS OUTSTANDING ...............................................        1,800,652
                                                                                   -------------
                                                                                   -------------

NET ASSET VALUE PER ACCUMULATION UNIT ........................................  $          4.75
                                                                                   -------------
                                                                                   -------------

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------
                                                                                   ---------------------------------------------
                                                                                                                     MATURING
                                                                                   INTERNATIONAL      SMALL         GOVERNMENT
                                        ASSETS                                        STOCK          COMPANY        BOND 1998
                                        ------
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 3,160,847 shares at net asset value of
        $1.73 per share (cost $4,725,912) ....................................  $     5,467,498          -               -
     Small Company Portfolio,  1,877,339 shares at net asset value of
        $1.68 per share (cost $2,848,692) ....................................           -            3,145,089          -
     Maturing Government Bond 1998 Portfolio, 0 shares at net asset
        value of $0.00 per share (cost $0) ...................................           -               -                    -
     Maturing Government Bond 2002 Portfolio, 451,480 shares at net asset
        value of $1.11 per share (cost $487,844) .............................           -               -               -
     Maturing Government Bond 2006 Portfolio, 314,029 shares at net value
        of $1.25 per share (cost $363,078) ...................................           -               -               -
     Maturing Government Bond 2010 Portfolio, 150,896 shares at net asset
        value of $1.41 per share (cost $171,462) .............................           -               -               -
     Value Stock Portfolio, 1,640,865 shares at net asset value of $1.76 per
        share (cost $2,718,202) ..............................................           -               -               -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                                                                      5,467,498       3,145,089          -

Receivable for investments sold...............................................               32              18          -
Receivable from Minnesota Life for contract purchase payments ................           -               24,634          -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Total assets .........................................................        5,467,530       3,169,741          -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                     LIABILITIES

Payable for investments purchased ............................................           -               24,634          -
Payable to Minnesota Life for contract terminations and
     administrative charges...................................................               32              18          -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
        Total liabilities.....................................................               32          24,652          -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Net assets applicable to annuity contract owners .....................  $     5,467,498       3,145,089          -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                CONTRACT OWNERS' EQUITY

Contracts in accumulation period..............................................  $     5,246,846       3,120,314          -
Contracts in annuity payment period (note 2) .................................          220,652          24,775          -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Total contract owners' equity ........................................  $     5,467,498       3,145,089          -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------


ACCUMULATION UNITS OUTSTANDING ...............................................         2,464,913      1,681,790          -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

NET ASSET VALUE PER ACCUMULATION UNIT ........................................  $          2.13            1.86          -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ----------------------------------------------
                                                                                   ----------------------------------------------
                                                                                     MATURING         MATURING        MATURING
                                                                                    GOVERNMENT       GOVERNMENT      GOVERNMENT
                                        ASSETS                                      BOND 2002        BOND 2006       BOND 2010
                                        ------
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 3,160,847 shares at net asset value of
        $1.73 per share (cost $4,725,912) ....................................  $        -                -               -
     Small Company Portfolio,  1,877,339 shares at net asset value of
        $1.68 per share (cost $2,848,692) ....................................           -                -               -
     Maturing Government Bond 1998 Portfolio, 0 shares at net asset
        value of $0.00 per share (cost $0) ...................................           -                -               -
     Maturing Government Bond 2002 Portfolio, 451,480 shares at net asset
        value of $1.11 per share (cost $487,844) .............................          499,225           -               -
     Maturing Government Bond 2006 Portfolio, 314,029 shares at net value
        of $1.25 per share (cost $363,078) ...................................           -               393,595          -
     Maturing Government Bond 2010 Portfolio, 150,896 shares at net asset
        value of $1.41 per share (cost $171,462) .............................           -                -              212,713
     Value Stock Portfolio, 1,640,865 shares at net asset value of $1.76 per
        share (cost $2,718,202) ..............................................           -                -               -
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                                                                        499,225          393,595         212,713

Receivable for investments sold...............................................                3                2               1
Receivable from Minnesota Life for contract purchase payments ................           -                -               -
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Total assets .........................................................          499,228          393,597         212,714
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                     LIABILITIES

Payable for investments purchased ............................................           -                -               -
Payable to Minnesota Life for contract terminations and
     administrative charges...................................................                3                2               1
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------
        Total liabilities.....................................................                3                2               1
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Net assets applicable to annuity contract owners .....................  $       499,225          393,595         212,713
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                CONTRACT OWNERS' EQUITY

Contracts in accumulation period..............................................  $       499,225          368,711         187,877
Contracts in annuity payment period (note 2) .................................           -                24,884          24,836
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Total contract owners' equity ........................................  $       499,225          393,595         212,713
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------


ACCUMULATION UNITS OUTSTANDING ...............................................          339,137          223,036         107,403
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

NET ASSET VALUE PER ACCUMULATION UNIT ........................................  $          1.47             1.65            1.75
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                                                                     SEGREGATED
                                                                                   SUB-ACCOUNTS
                                                                                   -------------
                                                                                   -------------

                                                                                      VALUE
                                        ASSETS                                        STOCK
                                        ------
                                                                                   -------------
                                                                                   -------------

Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 3,160,847 shares at net asset value of
        $1.73 per share (cost $4,725,912) ....................................  $        -
     Small Company Portfolio,  1,877,339 shares at net asset value of
        $1.68 per share (cost $2,848,692) ....................................           -
     Maturing Government Bond 1998 Portfolio, 0 shares at net asset
        value of $0.00 per share (cost $0) ...................................           -
     Maturing Government Bond 2002 Portfolio, 451,480 shares at net asset
        value of $1.11 per share (cost $487,844) .............................           -
     Maturing Government Bond 2006 Portfolio, 314,029 shares at net value
        of $1.25 per share (cost $363,078) ...................................           -
     Maturing Government Bond 2010 Portfolio, 150,896 shares at net asset
        value of $1.41 per share (cost $171,462) .............................           -
     Value Stock Portfolio, 1,640,865 shares at net asset value of $1.76 per
        share (cost $2,718,202) ..............................................        2,887,136
                                                                                   -------------
                                                                                   -------------

                                                                                      2,887,136

Receivable for investments sold...............................................               17
Receivable from Minnesota Life for contract purchase payments ................           24,634
                                                                                   -------------
                                                                                   -------------

        Total assets .........................................................        2,911,787
                                                                                   -------------
                                                                                   -------------

                                     LIABILITIES

Payable for investments purchased ............................................           24,634
Payable to Minnesota Life for contract terminations and
     administrative charges...................................................               17
                                                                                   -------------
                                                                                   -------------
        Total liabilities.....................................................           24,651
                                                                                   -------------
                                                                                   -------------

        Net assets applicable to annuity contract owners .....................  $     2,887,136
                                                                                   -------------
                                                                                   -------------

                                CONTRACT OWNERS' EQUITY

Contracts in accumulation period..............................................  $     2,837,220
Contracts in annuity payment period (note 2) .................................           49,916
                                                                                   -------------
                                                                                   -------------

        Total contract owners' equity ........................................  $     2,887,136
                                                                                   -------------
                                                                                   -------------


ACCUMULATION UNITS OUTSTANDING ...............................................        1,260,342
                                                                                   -------------
                                                                                   -------------

NET ASSET VALUE PER ACCUMULATION UNIT ........................................  $          2.25
                                                                                   -------------
                                                                                   -------------


See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                     STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1998

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                   -------------------------------------------
                                                                                   -------------------------------------------
                                                                                      SMALL
                                                                                     COMPANY         GLOBAL       INDEX 400
                                       ASSETS                                         VALUE           BOND         MID-CAP
                                       ------
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------
Investments in shares of Advantus Series Fund, Inc.:
    Small Company Value Portfolio, 359,104 shares at net asset value
       of $.95 per share (cost $349,495) .....................................  $       340,537         -              -
    Global Bond Portfolio, 46,821 shares at net asset value of $1.05
       per share (cost $48,295) ..............................................           -              49,097         -
    Index 400 Mid-Cap Portfolio, 220,222 shares at net asset value of $1.15
       per share (cost $209,368) .............................................           -              -             253,127
    Macro-Cap Value Portfolio, 102,766 shares at net asset value of $1.14
       per share (cost $104,806) .............................................           -              -              -
    Micro-Cap Growth Portfolio, 67,493 shares at net asset value of $1.01
       per share (cost $62,003) ..............................................           -              -              -
    Real Estate Securities Portfolio, 12,337 shares at net asset value of $.83
       per share (cost $9,765) ...............................................           -              -              -
Investment in Templeton Variable Products Series Fund:
    Templeton Developing Markets Fund - Class 2, 14,229 shares at net
       asset value of $5.12 per share (cost $91,387) .........................           -              -              -
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

                                                                                        340,537         49,097        253,127

Receivable for investments sold...............................................                2        -                    2
Receivable from Minnesota Life for contract purchase payments ................          -              -              -
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

       Total assets ..........................................................          340,539         49,097        253,129
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

                                    LIABILITIES

Payable for investments purchased ............................................          -              -              -
Payable to Minnesota Life for contract terminations and
    administrative charges....................................................                2        -                    2
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

       Total liabilities .....................................................                2        -                    2
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

       Net assets applicable to annuity contract owners ......................  $       340,537         49,097        253,127
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

                               CONTRACT OWNERS' EQUITY

Contracts in accumulation period..............................................  $       340,537         49,097        253,127
Contracts in annuity payment period (note 2) .................................          -              -              -
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

       Total contract owners' equity .........................................  $       340,537         49,097        253,127
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

ACCUMULATION UNITS OUTSTANDING ...............................................          361,348         42,643        217,613
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

NET ASSET VALUE PER ACCUMULATION UNIT ........................................  $          0.94           1.15           1.15
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------


                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   --------------------------------------------
                                                                                   --------------------------------------------
                                                                                                                      REAL
                                                                                     MACRO-CAP      MICRO-CAP        ESTATE
                                       ASSETS                                          VALUE          GROWTH       SECURITIES
                                       ------
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------
Investments in shares of Advantus Series Fund, Inc.:
    Small Company Value Portfolio, 359,104 shares at net asset value
       of $.95 per share (cost $349,495) .....................................  $        -               -              -
    Global Bond Portfolio, 46,821 shares at net asset value of $1.05
       per share (cost $48,295) ..............................................           -               -              -
    Index 400 Mid-Cap Portfolio, 220,222 shares at net asset value of $1.15
       per share (cost $209,368) .............................................           -               -              -
    Macro-Cap Value Portfolio, 102,766 shares at net asset value of $1.14
       per share (cost $104,806) .............................................           117,112         -              -
    Micro-Cap Growth Portfolio, 67,493 shares at net asset value of $1.01
       per share (cost $62,003) ..............................................           -               68,076         -
    Real Estate Securities Portfolio, 12,337 shares at net asset value of $.83
       per share (cost $9,765) ...............................................           -               -              10,262
Investment in Templeton Variable Products Series Fund:
    Templeton Developing Markets Fund - Class 2, 14,229 shares at net
       asset value of $5.12 per share (cost $91,387) .........................           -               -              -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

                                                                                         117,112         68,076         10,262

Receivable for investments sold...............................................                 1        -              -
Receivable from Minnesota Life for contract purchase payments ................           -                  600        -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

       Total assets ..........................................................           117,113         68,676         10,262
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

                                    LIABILITIES

Payable for investments purchased ............................................           -                  600        -
Payable to Minnesota Life for contract terminations and
    administrative charges....................................................                 1        -              -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

       Total liabilities .....................................................                 1            600        -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

       Net assets applicable to annuity contract owners ......................  $        117,112         68,076         10,262
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

                               CONTRACT OWNERS' EQUITY

Contracts in accumulation period..............................................  $        117,112         68,076         10,262
Contracts in annuity payment period (note 2) .................................           -              -              -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

       Total contract owners' equity .........................................  $         17,112         68,076         10,262
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

ACCUMULATION UNITS OUTSTANDING ...............................................            97,581         71,594         12,024
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

NET ASSET VALUE PER ACCUMULATION UNIT ........................................  $           1.20           0.95           0.85
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                   --------------
                                                                                   --------------
                                                                                     TEMPLETON
                                                                                    DEVELOPING
                                       ASSETS                                         MARKETS
                                       ------
                                                                                   --------------
                                                                                   --------------
Investments in shares of Advantus Series Fund, Inc.:
    Small Company Value Portfolio, 359,104 shares at net asset value
       of $.95 per share (cost $349,495) .....................................  $        -
    Global Bond Portfolio, 46,821 shares at net asset value of $1.05
       per share (cost $48,295) ..............................................           -
    Index 400 Mid-Cap Portfolio, 220,222 shares at net asset value of $1.15
       per share (cost $209,368) .............................................           -
    Macro-Cap Value Portfolio, 102,766 shares at net asset value of $1.14
       per share (cost $104,806) .............................................           -
    Micro-Cap Growth Portfolio, 67,493 shares at net asset value of $1.01
       per share (cost $62,003) ..............................................           -
    Real Estate Securities Portfolio, 12,337 shares at net asset value of $.83
       per share (cost $9,765) ...............................................           -
Investment in Templeton Variable Products Series Fund:
    Templeton Developing Markets Fund - Class 2, 14,229 shares at net
       asset value of $5.12 per share (cost $91,387) .........................            72,851
                                                                                   --------------
                                                                                   --------------

                                                                                          72,851

Receivable for investments sold...............................................           -
Receivable from Minnesota Life for contract purchase payments ................           -
                                                                                   --------------
                                                                                   --------------

       Total assets ..........................................................            72,851
                                                                                   --------------
                                                                                   --------------

                                    LIABILITIES

Payable for investments purchased ............................................           -
Payable to Minnesota Life for contract terminations and
    administrative charges....................................................           -
                                                                                   --------------
                                                                                   --------------

       Total liabilities .....................................................           -
                                                                                   --------------
                                                                                   --------------

       Net assets applicable to annuity contract owners ......................  $         72,851
                                                                                   --------------
                                                                                   --------------

                               CONTRACT OWNERS' EQUITY

Contracts in accumulation period..............................................  $         72,851
Contracts in annuity payment period (note 2) .................................           -
                                                                                   --------------
                                                                                   --------------

       Total contract owners' equity .........................................  $         72,851
                                                                                   --------------
                                                                                   --------------

ACCUMULATION UNITS OUTSTANDING ...............................................           132,217
                                                                                   --------------
                                                                                   --------------

NET ASSET VALUE PER ACCUMULATION UNIT ........................................  $           0.55
                                                                                   --------------
                                                                                   --------------


See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                           STATEMENTS OF OPERATIONS
                         YEAR ENDED DECEMBER 31, 1998

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------
                                                                                   ---------------------------------------------
                                                                                                                      MONEY
                                                                                      GROWTH           BOND           MARKET
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ....  $        49,624         247,634          88,763
     Administrative charges (note 3) .........................................           (8,428)         (7,043)         (2,764)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Investment income (loss) - net .......................................           41,196         240,591          85,999
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------


Realized and unrealized gains on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ........          789,241          52,164         -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

     Realized gains on sales of investments:
        Proceeds from sales ..................................................        1,468,282         875,078       1,934,444
        Cost of investments sold .............................................       (1,290,250)       (833,953)     (1,934,444)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                                                                        178,032          41,125         -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Net realized gains on investments ....................................          967,273          93,289         -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------


        Net change in unrealized appreciation or depreciation of investments..          682,592         (62,913)        -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Net gains on investments .............................................        1,649,865          30,376         -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Net increase in net assets resulting from operations .........................  $     1,691,061         270,967          85,999
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                   ----------------------------------------------
                                                                                   ----------------------------------------------
                                                                                      ASSET           MORTGAGE         INDEX
                                                                                    ALLOCATION       SECURITIES         500
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ....  $       170,694           85,330         101,616
     Administrative charges (note 3) .........................................          (10,057)          (2,378)        (17,645)
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Investment income (loss) - net .......................................          160,637           82,952          83,971
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------


Realized and unrealized gains on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ........          433,776          -                63,694
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

     Realized gains on sales of investments:
        Proceeds from sales ..................................................        1,191,733          481,664       3,384,307
        Cost of investments sold .............................................       (1,015,509)        (468,832)     (2,238,156)
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                                                                        176,224           12,832       1,146,151
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Net realized gains on investments ....................................          610,000           12,832       1,209,845
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------


        Net change in unrealized appreciation or depreciation of investments..          651,279            1,380       1,492,799
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Net gains on investments .............................................        1,261,279           14,212       2,702,644
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Net increase in net assets resulting from operations .........................  $     1,421,917           97,164       2,786,615
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------
                                                                                     SEGREGATED
                                                                                   SUB-ACCOUNTS
                                                                                   -------------
                                                                                   -------------
                                                                                     CAPITAL
                                                                                   APPRECIATION
                                                                                   -------------
                                                                                   -------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ....  $       -
     Administrative charges (note 3) .........................................          (11,069)
                                                                                   -------------
                                                                                   -------------

        Investment income (loss) - net .......................................          (11,069)
                                                                                   -------------
                                                                                   -------------


Realized and unrealized gains on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ........          391,630
                                                                                   -------------
                                                                                   -------------

     Realized gains on sales of investments:
        Proceeds from sales ..................................................        1,172,168
        Cost of investments sold .............................................         (803,956)
                                                                                   -------------
                                                                                   -------------

                                                                                        368,212
                                                                                   -------------
                                                                                   -------------

        Net realized gains on investments ....................................          759,842
                                                                                   -------------
                                                                                   -------------


        Net change in unrealized appreciation or depreciation of investments..        1,235,757
                                                                                   -------------
                                                                                   -------------

        Net gains on investments .............................................        1,995,599
                                                                                   -------------
                                                                                   -------------

Net increase in net assets resulting from operations .........................  $     1,984,530
                                                                                   -------------
                                                                                   -------------



See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                           STATEMENTS OF OPERATIONS
                         YEAR ENDED DECEMBER 31, 1998

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------
                                                                                   ---------------------------------------------
                                                                                                                     MATURING
                                                                                                                    GOVERNMENT
                                                                                   INTERNATIONAL      SMALL            BOND
                                                                                      STOCK          COMPANY         1998 (A)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...   $       168,950         -                78,620
     Administrative charges (note 3) ........................................            (9,218)         (4,404)         (1,308)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Investment income (loss) - net .......................................          159,732          (4,404)         77,312
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ........          166,336         -                   389
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

     Realized gains on sales of investments:
        Proceeds from sales ..................................................        2,144,898         694,809       1,686,898
        Cost of investments sold .............................................       (1,803,966)       (694,155)     (1,598,150)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                                                                        340,932             654          88,748
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Net realized gains on investments ....................................          507,268             654          89,137
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------


        Net change in unrealized appreciation or depreciation of investments..         (290,645)        (25,189)       (119,189)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

        Net gains (losses) on investments ....................................          216,623         (24,535)        (30,052)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Net increase (decrease)  in net assets resulting from operations .............  $       376,355         (28,939)         47,260
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ----------------------------------------------
                                                                                   ----------------------------------------------
                                                                                     MATURING         MATURING        MATURING
                                                                                    GOVERNMENT       GOVERNMENT      GOVERNMENT
                                                                                       BOND             BOND            BOND
                                                                                       2002             2006            2010
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...   $        24,085           18,235          10,218
     Administrative charges (note 3) ........................................              (635)          (1,311)         (1,427)
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Investment income (loss) - net .......................................           23,450           16,924           8,791
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ........            5,083            1,459             204
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

     Realized gains on sales of investments:
        Proceeds from sales ..................................................            9,375           13,842          68,034
        Cost of investments sold .............................................           (9,126)         (12,282)        (56,521)
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                                                                            249            1,560          11,513
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Net realized gains on investments ....................................            5,332            3,019          11,717
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------


        Net change in unrealized appreciation or depreciation of investments..            7,709           10,230           8,384
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

        Net gains (losses) on investments ....................................           13,041           13,249          20,101
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Net increase (decrease)  in net assets resulting from operations .............  $        36,491           30,173          28,892
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                                                                     SEGREGATED
                                                                                    SUB-ACCOUNTS
                                                                                   -------------
                                                                                   -------------


                                                                                      VALUE
                                                                                      STOCK
                                                                                   -------------
                                                                                   -------------

Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...   $       -
     Administrative charges (note 3) ........................................            (5,028)
                                                                                   -------------
                                                                                   -------------

        Investment income (loss) - net .......................................           (5,028)
                                                                                   -------------
                                                                                   -------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ........            5,049
                                                                                   -------------
                                                                                   -------------

     Realized gains on sales of investments:
        Proceeds from sales ..................................................        1,819,350
        Cost of investments sold .............................................       (1,746,329)
                                                                                   -------------
                                                                                   -------------

                                                                                         73,021
                                                                                   -------------
                                                                                   -------------

        Net realized gains on investments ....................................           78,070
                                                                                   -------------
                                                                                   -------------


        Net change in unrealized appreciation or depreciation of investments..          (83,078)
                                                                                   -------------
                                                                                   -------------

        Net gains (losses) on investments ....................................           (5,008)
                                                                                   -------------
                                                                                   -------------

Net increase (decrease)  in net assets resulting from operations .............  $       (10,036)
                                                                                   -------------
                                                                                   -------------



     (a) For the period from January 1, 1998 to September 18, 1998, termination of the sub-account.

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                           STATEMENTS OF OPERATIONS
                         YEAR ENDED DECEMBER 31, 1998

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   -------------------------------------------
                                                                                   -------------------------------------------
                                                                                      SMALL
                                                                                     COMPANY         GLOBAL       INDEX 400
                                                                                      VALUE           BOND         MID-CAP
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------
Investment income (loss):
    Investment income distributions from underlying mutual fund (note 4) .....  $         4,636          2,756          1,458
    Administrative charges (note 3) ..........................................             (418)           (67)          (161)
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

       Investment income (loss) - net ........................................            4,218          2,689          1,297
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------


Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund (note 4) .........          -                1,264          4,464
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

    Realized gains (losses) on sales of investments:
       Proceeds from sales ...................................................            6,330         16,742         17,634
       Cost of investments sold ..............................................           (6,759)       (15,600)       (16,877)
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

                                                                                           (429)         1,142            757
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

       Net realized gains (losses) on investments ............................             (429)         2,406          5,221
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------


       Net change in unrealized appreciation or depreciation of investments ..          (11,193)         1,158         43,649
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

       Net gains (losses) on investments .....................................          (11,622)         3,564         48,870
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

Net increase (decrease) in net assets resulting from operations ..............  $        (7,404)         6,253         50,167
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------
                                                                                   ---------------------------------------------
                                                                                                                      REAL
                                                                                     MACRO-CAP      MICRO-CAP        ESTATE
                                                                                       VALUE          GROWTH      SECURITIES (A)
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------
Investment income (loss):
    Investment income distributions from underlying mutual fund (note 4) .....  $            483        -                  394
    Administrative charges (note 3) ..........................................           -                  (75)       -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

       Investment income (loss) - net ........................................               483            (75)           394
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------


Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund (note 4) .........             4,629        -              -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

    Realized gains (losses) on sales of investments:
       Proceeds from sales ...................................................             3,721         57,209          1,184
       Cost of investments sold ..............................................            (3,529)       (58,173)        (1,118)
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

                                                                                             192           (964)            66
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

       Net realized gains (losses) on investments ............................             4,821           (964)            66
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------


       Net change in unrealized appreciation or depreciation of investments ..            12,347          6,055            497
                                                                                   --------------  ----------------------------
                                                                                   --------------  ----------------------------

       Net gains (losses) on investments .....................................            17,168          5,091            563
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

Net increase (decrease) in net assets resulting from operations ..............  $         17,651          5,016            957
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------


                                                                                     SEGREGATED
                                                                                    SUB-ACCOUNTS
                                                                                   --------------
                                                                                   --------------
                                                                                     TEMPLETON
                                                                                    DEVELOPING
                                                                                      MARKETS
                                                                                   --------------
                                                                                   --------------
Investment income (loss):
    Investment income distributions from underlying mutual fund (note 4) .....  $            811
    Administrative charges (note 3) ..........................................                (3)
                                                                                   --------------
                                                                                   --------------

       Investment income (loss) - net ........................................               808
                                                                                   --------------
                                                                                   --------------


Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund (note 4) .........               498
                                                                                   --------------
                                                                                   --------------

    Realized gains (losses) on sales of investments:
       Proceeds from sales ...................................................            22,629
       Cost of investments sold ..............................................           (24,539)
                                                                                   --------------
                                                                                   --------------

                                                                                          (1,910)
                                                                                   --------------
                                                                                   --------------

       Net realized gains (losses) on investments ............................            (1,412)
                                                                                   --------------
                                                                                   --------------


       Net change in unrealized appreciation or depreciation of investments ..           (17,464)
                                                                                   --------------
                                                                                   --------------

       Net gains (losses) on investments .....................................           (18,876)
                                                                                   --------------
                                                                                   --------------

Net increase (decrease) in net assets resulting from operations ..............  $        (18,068)
                                                                                   --------------
                                                                                   --------------


(a) For the period from May 14, 1998, commencement of operations, to December 31, 1998.

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                         YEAR ENDED DECEMBER 31, 1998

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------
                                                                                   ---------------------------------------------
                                                                                                                      MONEY
                                                                                      GROWTH           BOND           MARKET
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Operations:
     Investment income (loss) - net ..........................................  $        41,196         240,591          85,999
     Net realized gains on investments .......................................          967,273          93,289         -
     Net change in unrealized appreciation or depreciation
        of investments .......................................................          682,592         (62,913)        -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Net increase in net assets resulting from operations .........................        1,691,061         270,967          85,999
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................        2,288,260       2,374,930       3,391,144
     Contract terminations and withdrawal payments ...........................       (1,455,740)       (866,165)     (1,931,680)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................               18              51         -
     Annuity benefit payments ................................................           (4,132)         (1,922)        -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Increase in net assets from contract transactions ............................          828,406       1,506,894       1,459,464
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Increase in net assets .......................................................        2,519,467       1,777,861       1,545,463

Net assets at the beginning of year ..........................................        4,441,326       3,703,759       1,064,047
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Net assets at the end of year ................................................  $     6,960,793       5,481,620       2,609,510
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ----------------------------------------------
                                                                                   ----------------------------------------------
                                                                                      ASSET           MORTGAGE         INDEX
                                                                                    ALLOCATION       SECURITIES         500
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Operations:
     Investment income (loss) - net ..........................................  $       160,637           82,952          83,971
     Net realized gains on investments .......................................          610,000           12,832       1,209,845
     Net change in unrealized appreciation or depreciation
        of investments .......................................................          651,279            1,380       1,492,799
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Net increase in net assets resulting from operations .........................        1,421,916           97,164       2,786,615
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................        1,777,956          969,771       3,417,868
     Contract terminations and withdrawal payments ...........................       (1,155,438)        (479,285)     (3,364,285)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................               62          -                   161
     Annuity benefit payments ................................................          (26,300)         -                (2,538)
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Increase in net assets from contract transactions ............................          596,280          490,486          51,206
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Increase in net assets .......................................................        2,018,196          587,650       2,837,821

Net assets at the beginning of year ..........................................        5,872,697        1,161,336      10,408,683
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Net assets at the end of year ................................................  $     7,890,893        1,748,986      13,246,504
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                                                                     SEGREGATED
                                                                                    SUB-ACCOUNTS
                                                                                   -------------
                                                                                   -------------
                                                                                     CAPITAL
                                                                                   APPRECIATION
                                                                                   -------------
                                                                                   -------------

Operations:
     Investment income (loss) - net ..........................................  $       (11,069)
     Net realized gains on investments .......................................          759,842
     Net change in unrealized appreciation or depreciation
        of investments .......................................................        1,235,757
                                                                                   -------------
                                                                                   -------------

Net increase in net assets resulting from operations .........................        1,984,530
                                                                                   -------------
                                                                                   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................        1,306,737
     Contract terminations and withdrawal payments ...........................       (1,158,543)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................               16
     Annuity benefit payments ................................................           (2,573)
                                                                                   -------------
                                                                                   -------------

Increase in net assets from contract transactions ............................          145,637
                                                                                   -------------
                                                                                   -------------

Increase in net assets .......................................................        2,130,167

Net assets at the beginning of year ..........................................        6,490,461
                                                                                   -------------
                                                                                   -------------

Net assets at the end of year ................................................  $     8,620,628
                                                                                   -------------
                                                                                   -------------

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                         YEAR ENDED DECEMBER 31, 1998

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------
                                                                                   ---------------------------------------------
                                                                                                                     MATURING
                                                                                                                    GOVERNMENT
                                                                                   INTERNATIONAL      SMALL            BOND
                                                                                      STOCK          COMPANY         1998 (A)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Operations:
     Investment income (loss) - net ..........................................  $       159,732          (4,404)         77,312
     Net realized gains on investments .......................................          507,268             654          89,137
     Net change in unrealized appreciation or depreciation
        of investments .......................................................         (290,645)        (25,189)       (119,189)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ..............          376,355         (28,939)         47,260
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................        1,096,968       1,086,917             150
     Contract terminations and withdrawal payments ...........................       (2,122,613)       (689,332)     (1,685,590)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................              362             124         -
     Annuity benefit payments ................................................          (13,429)         (1,198)        -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions .................       (1,038,712)        396,511      (1,685,440)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Increase (decrease) in net assets ............................................         (662,357)        367,572      (1,638,180)

Net assets at the beginning of year ..........................................        6,129,855       2,777,517       1,638,180
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Net assets at the end of year ................................................  $     5,467,498       3,145,089         -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                   ----------------------------------------------
                                                                                   ----------------------------------------------
                                                                                     MATURING         MATURING        MATURING
                                                                                    GOVERNMENT       GOVERNMENT      GOVERNMENT
                                                                                       BOND             BOND            BOND
                                                                                       2002             2006            2010
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Operations:
     Investment income (loss) - net ..........................................  $        23,450           16,924           8,791
     Net realized gains on investments .......................................            5,332            3,019          11,717
     Net change in unrealized appreciation or depreciation
        of investments .......................................................            7,709           10,230           8,384
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Net increase (decrease) in net assets resulting from operations ..............           36,491           30,173          28,892
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................          104,356          206,525          25,510
     Contract terminations and withdrawal payments ...........................           (8,740)         (11,210)        (64,298)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................          -                  1,019             389
     Annuity benefit payments ................................................          -                 (2,341)         (2,697)
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Increase (decrease) in net assets from contract transactions .................           95,616          193,993         (41,096)
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Increase (decrease) in net assets ............................................          132,107          224,166         (12,204)

Net assets at the beginning of year ..........................................          367,118          169,429         224,917
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Net assets at the end of year ................................................  $       499,225          393,595         212,713
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------


                                                                                     SEGREGATED
                                                                                   SUB-ACCOUNTS
                                                                                   -------------
                                                                                   -------------


                                                                                      VALUE
                                                                                      STOCK
                                                                                   -------------
                                                                                   -------------

Operations:
     Investment income (loss) - net ..........................................  $        (5,028)
     Net realized gains on investments .......................................           78,070
     Net change in unrealized appreciation or depreciation
        of investments .......................................................          (83,078)
                                                                                   -------------
                                                                                   -------------

Net increase (decrease) in net assets resulting from operations ..............          (10,036)
                                                                                   -------------
                                                                                   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................        1,341,893
     Contract terminations and withdrawal payments ...........................       (1,811,450)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................              539
     Annuity benefit payments ................................................           (3,411)
                                                                                   -------------
                                                                                   -------------

Increase (decrease) in net assets from contract transactions .................         (472,429)
                                                                                   -------------
                                                                                   -------------

Increase (decrease) in net assets ............................................         (482,465)

Net assets at the beginning of year ..........................................        3,369,601
                                                                                   -------------
                                                                                   -------------

Net assets at the end of year ................................................  $     2,887,136
                                                                                   -------------
                                                                                   -------------

(a) For the period from January 1, 1998 to September 18, 1998, termination of the sub-account.

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS
                              DECEMBER 31, 1998

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   -------------------------------------------
                                                                                   -------------------------------------------
                                                                                      SMALL
                                                                                     COMPANY         GLOBAL       INDEX 400
                                                                                      VALUE           BOND         MID-CAP
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------
Operations:
    Investment income (loss) - net ...........................................  $         4,218          2,689          1,297
    Net realized gains (losses) on investments ...............................             (429)         2,406          5,221
    Net change in unrealized appreciation or depreciation
       of investments ........................................................          (11,193)         1,158         43,649
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

Net increase (decrease)  in net assets resulting from operations .............           (7,404)         6,253         50,167
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments ...............................................          136,060         44,459        210,696
    Contract terminations and withdrawal payments ............................           (5,912)       (16,675)       (17,473)
    Actuarial adjustments for mortality experience on annuities
       in payment period .....................................................          -              -              -
    Annuity benefit payments .................................................          -              -              -
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

Increase in net assets from contract transactions ............................          130,148         27,784        193,223
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

Increase in net assets .......................................................          122,744         34,037        243,390

Net assets at the beginning of period ........................................          217,793         15,060          9,737
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

Net assets at the end of period ..............................................  $       340,537         49,097        253,127
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------
                                                                                   ---------------------------------------------
                                                                                                                      REAL
                                                                                     MACRO-CAP      MICRO-CAP        ESTATE
                                                                                       VALUE          GROWTH      SECURITIES (A)
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------
Operations:
    Investment income (loss) - net ...........................................  $            483            (75)           394
    Net realized gains (losses) on investments ...............................             4,821           (964)            66
    Net change in unrealized appreciation or depreciation
       of investments ........................................................            12,347          6,055            497
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

Net increase (decrease)  in net assets resulting from operations .............            17,651          5,016            957
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments ...............................................            63,746        105,113         10,489
    Contract terminations and withdrawal payments ............................            (3,721)       (57,134)        (1,184)
    Actuarial adjustments for mortality experience on annuities
       in payment period .....................................................           -              -              -
    Annuity benefit payments .................................................           -              -              -
                                                                                   --------------  -------------  --------------
                                                                                   --------------  -------------  --------------

Increase in net assets from contract transactions ............................            60,025         47,979          9,305
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

Increase in net assets .......................................................            77,676         52,995         10,262

Net assets at the beginning of period ........................................            39,436         15,081        -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

Net assets at the end of period ..............................................  $        117,112         68,076         10,262
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

                                                                                     SEGREGATED
                                                                                    SUB-ACCOUNTS
                                                                                   --------------
                                                                                   --------------
                                                                                     TEMPLETON
                                                                                    DEVELOPING
                                                                                      MARKETS
                                                                                   --------------
                                                                                   --------------
Operations:
    Investment income (loss) - net ...........................................  $            808
    Net realized gains (losses) on investments ...............................            (1,412)
    Net change in unrealized appreciation or depreciation
       of investments ........................................................           (17,464)
                                                                                   --------------
                                                                                   --------------

Net increase (decrease)  in net assets resulting from operations .............           (18,068)
                                                                                   --------------
                                                                                   --------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments ...............................................            70,613
    Contract terminations and withdrawal payments ............................            (3,025)
    Actuarial adjustments for mortality experience on annuities
       in payment period .....................................................           -
    Annuity benefit payments .................................................           -
                                                                                   --------------
                                                                                   --------------

Increase in net assets from contract transactions ............................            67,588
                                                                                   --------------
                                                                                   --------------

Increase in net assets .......................................................            49,520

Net assets at the beginning of period ........................................            23,331
                                                                                   --------------
                                                                                   --------------

Net assets at the end of period ..............................................  $         72,851
                                                                                   --------------
                                                                                   --------------

(a) For the period from May 14, 1998, commencement of operations, to December 31, 1998.

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                         YEAR ENDED DECEMBER 31, 1997

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------
                                                                                   ---------------------------------------------
                                                                                                                      MONEY
                                                                                      GROWTH           BOND           MARKET
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Operations:
     Investment income (loss) - net ..........................................  $        23,156         166,785          57,554
     Net realized gains on investments .......................................          841,561          28,062          -
     Net change in unrealized appreciation or depreciation
        of investments .......................................................          187,952          97,500          -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Net increase in net assets resulting from operations .........................        1,052,669         292,347          57,554
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................          668,616         682,476         487,549
     Contract terminations and withdrawal payments ...........................         (742,604)       (581,596)       (696,888)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................               14              41         -
     Annuity benefit payments ................................................           (3,290)         (1,834)        -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions .................          (77,264)         99,087        (209,339)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Increase (decrease) in net assets ............................................          975,405         391,434        (151,785)

Net assets at the beginning of year ..........................................        3,465,921       3,312,325       1,215,832
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Net assets at the end of year ................................................  $     4,441,326       3,703,759       1,064,047
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ----------------------------------------------
                                                                                   ----------------------------------------------
                                                                                      ASSET           MORTGAGE         INDEX
                                                                                    ALLOCATION       SECURITIES         500
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Operations:
     Investment income (loss) - net ..........................................  $       141,866           66,105          84,369
     Net realized gains on investments .......................................          492,180            3,402         598,801
     Net change in unrealized appreciation or depreciation
        of investments .......................................................          319,501           25,383       1,760,793
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Net increase in net assets resulting from operations .........................          953,547           94,890       2,443,963
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................          726,994          223,009       2,769,830
     Contract terminations and withdrawal payments ...........................       (1,313,648)        (145,739)     (1,508,140)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................               28          -                   175
     Annuity benefit payments ................................................          (22,916)         -                (2,258)
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Increase (decrease) in net assets from contract transactions .................         (609,542)          77,270       1,259,607
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Increase (decrease) in net assets ............................................          344,005          172,160       3,703,570

Net assets at the beginning of year ..........................................        5,528,692          989,176       6,705,113
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Net assets at the end of year ................................................  $     5,872,697        1,161,336      10,408,683
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                                                                     SEGREGATED
                                                                                   SUB-ACCOUNTS
                                                                                   -------------
                                                                                   -------------
                                                                                     CAPITAL
                                                                                   APPRECIATION
                                                                                   -------------
                                                                                   -------------

Operations:
     Investment income (loss) - net ..........................................  $        (8,403)
     Net realized gains on investments .......................................          624,400
     Net change in unrealized appreciation or depreciation
        of investments .......................................................          797,849
                                                                                   -------------
                                                                                   -------------

Net increase in net assets resulting from operations .........................        1,413,846
                                                                                   -------------
                                                                                   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................          868,014
     Contract terminations and withdrawal payments ...........................         (574,067)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................                8
     Annuity benefit payments ................................................           (2,121)
                                                                                   -------------
                                                                                   -------------

Increase (decrease) in net assets from contract transactions .................          291,834
                                                                                   -------------
                                                                                   -------------

Increase (decrease) in net assets ............................................        1,705,680

Net assets at the beginning of year ..........................................        4,784,781
                                                                                   -------------
                                                                                   -------------

Net assets at the end of year ................................................  $     6,490,461
                                                                                   -------------
                                                                                   -------------

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                         YEAR ENDED DECEMBER 31, 1997

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   ---------------------------------------------
                                                                                   ---------------------------------------------
                                                                                                                     MATURING
                                                                                                                    GOVERNMENT
                                                                                   INTERNATIONAL      SMALL            BOND
                                                                                      STOCK          COMPANY           1998
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Operations:
     Investment income (loss) - net ..........................................  $       148,744          (3,639)         81,281
     Net realized gains on investments .......................................          193,544          74,374           5,737
     Net change in unrealized appreciation or depreciation
        of investments .......................................................          241,266         111,655           5,828
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Net increase in net assets resulting from operations .........................          583,554         182,390          92,846
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................        1,642,780       1,081,896             224
     Contract terminations and withdrawal payments ...........................         (609,321)       (630,256)        (32,000)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................              244            (108)        -
     Annuity benefit payments ................................................          (11,839)         (1,131)        -
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions .................        1,021,864         450,401         (31,776)
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Increase in net assets .......................................................        1,605,418         632,791          61,070

Net assets at the beginning of year ..........................................        4,524,437       2,144,726       1,577,110
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

Net assets at the end of year ................................................  $     6,129,855       2,777,517       1,638,180
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                   ----------------------------------------------
                                                                                   ----------------------------------------------
                                                                                     MATURING         MATURING        MATURING
                                                                                    GOVERNMENT       GOVERNMENT      GOVERNMENT
                                                                                       BOND             BOND            BOND
                                                                                       2002             2006            2010
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Operations:
     Investment income (loss) - net ..........................................  $        17,491            7,416           8,745
     Net realized gains on investments .......................................            2,622            2,273           5,964
     Net change in unrealized appreciation or depreciation
        of investments .......................................................            8,065            9,086          16,419
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Net increase in net assets resulting from operations .........................           28,178           18,775          31,128
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................            4,317                1          63,688
     Contract terminations and withdrawal payments ...........................          -                     (1)        (50,430)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................          -                -                    34
     Annuity benefit payments ................................................          -                -                (4,161)
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Increase (decrease) in net assets from contract transactions .................            4,317          -                 9,131
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Increase in net assets .......................................................           32,495           18,775          40,259

Net assets at the beginning of year ..........................................          334,623          150,654         184,658
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

Net assets at the end of year ................................................  $       367,118          169,429         224,917
                                                                                   -------------    -------------   -------------
                                                                                   -------------    -------------   -------------

                                                                                     SEGREGATED
                                                                                    SUB-ACCOUNTS
                                                                                   -------------
                                                                                   -------------


                                                                                      VALUE
                                                                                      STOCK
                                                                                   -------------
                                                                                   -------------

Operations:
     Investment income (loss) - net ..........................................  $        32,695
     Net realized gains on investments .......................................          325,206
     Net change in unrealized appreciation or depreciation
        of investments .......................................................           56,045
                                                                                   -------------
                                                                                   -------------

Net increase in net assets resulting from operations .........................          413,946
                                                                                   -------------
                                                                                   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ..............................................        1,670,036
     Contract terminations and withdrawal payments ...........................         (214,516)
     Actuarial adjustments for mortality experience on annuities
        in payment period ....................................................               22
     Annuity benefit payments ................................................           (3,340)
                                                                                   -------------
                                                                                   -------------

Increase (decrease) in net assets from contract transactions .................        1,452,202
                                                                                   -------------
                                                                                   -------------

Increase in net assets .......................................................        1,866,148

Net assets at the beginning of year ..........................................        1,503,453
                                                                                   -------------
                                                                                   -------------

Net assets at the end of year ................................................  $     3,369,601
                                                                                   -------------
                                                                                   -------------

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS
                              DECEMBER 31, 1997

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   -------------------------------------------
                                                                                   -------------------------------------------
                                                                                      SMALL
                                                                                     COMPANY         GLOBAL       INDEX 400
                                                                                    VALUE (A)       BOND (B)     MID-CAP (A)
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------
Operations:
    Investment income (loss) - net ...........................................  $           (71)           221             (3)
    Net realized gains on investments ........................................                1             16              1
    Net change in unrealized appreciation or depreciation
       of investments ........................................................            2,071           (356)           110
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

Net increase (decrease)  in net assets resulting from operations .............            2,001           (119)           108
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments ...............................................          215,792         15,179          9,629
    Contract terminations and withdrawal payments ............................          -              -              -
    Actuarial adjustments for mortality experience on annuities
       in payment period .....................................................          -              -              -
    Annuity benefit payments .................................................          -              -              -
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

Increase in net assets from contract transactions ............................          215,792         15,179          9,629
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

Increase in net assets .......................................................          217,793         15,060          9,737

Net assets at the beginning of period ........................................          -              -              -
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

Net assets at the end of period ..............................................  $       217,793         15,060          9,737
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                   --------------------------------------------
                                                                                   --------------------------------------------
                                                                                                                      REAL
                                                                                     MACRO-CAP      MICRO-CAP        ESTATE
                                                                                     VALUE (D)      GROWTH (C)     SECURITIES
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------
Operations:
    Investment income (loss) - net ...........................................  $            153             (1)       -
    Net realized gains on investments ........................................                15            456        -
    Net change in unrealized appreciation or depreciation
       of investments ........................................................               (41)            18        -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

Net increase (decrease)  in net assets resulting from operations .............               127            473        -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments ...............................................            39,309         14,608
    Contract terminations and withdrawal payments ............................           -              -              -
    Actuarial adjustments for mortality experience on annuities
       in payment period .....................................................           -              -              -
    Annuity benefit payments .................................................           -              -              -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

Increase in net assets from contract transactions ............................            39,309         14,608        -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

Increase in net assets .......................................................            39,436         15,081        -

Net assets at the beginning of period ........................................           -              -              -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

Net assets at the end of period ..............................................  $         39,436         15,081        -
                                                                                   --------------  -------------  -------------
                                                                                   --------------  -------------  -------------

                                                                                     SEGREGATED
                                                                                    SUB-ACCOUNTS
                                                                                   --------------
                                                                                   --------------
                                                                                     TEMPLETON
                                                                                    DEVELOPING
                                                                                    MARKETS (E)
                                                                                   --------------
                                                                                   --------------
Operations:
    Investment income (loss) - net ...........................................  $             (2)
    Net realized gains on investments ........................................                 2
    Net change in unrealized appreciation or depreciation
       of investments ........................................................            (1,072)
                                                                                   --------------
                                                                                   --------------

Net increase (decrease)  in net assets resulting from operations .............            (1,072)
                                                                                   --------------
                                                                                   --------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments ...............................................            24,403
    Contract terminations and withdrawal payments ............................           -
    Actuarial adjustments for mortality experience on annuities
       in payment period .....................................................           -
    Annuity benefit payments .................................................           -
                                                                                   --------------
                                                                                   --------------

Increase in net assets from contract transactions ............................            24,403
                                                                                   --------------
                                                                                   --------------

Increase in net assets .......................................................            23,331

Net assets at the beginning of period ........................................           -
                                                                                   --------------
                                                                                   --------------

Net assets at the end of period ..............................................  $         23,331
                                                                                   --------------
                                                                                   --------------

(a) For the period from September 29, 1997, commencement of operations, to December 31, 1997.
(b) For the period from September 24, 1997, commencement of operations, to December 31, 1997.
(c) For the period from September 15, 1997, commencement of operations, to December 31, 1997.
(d) For the period from October 15, 1997, commencement of operations, to December 31, 1997.
(e) For the period from October 2, 1997, commencement of operations, to December 31, 1997.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1)    ORGANIZATION AND BASIS FOR PRESENTATION

       Variable Annuity Account (the Account), formerly Minnesota Mutual Variable Annuity Account, was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
       Life), formerly The Minnesota Mutual Life Insurance Company, under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently four types of contracts each consisting of one to twenty segregated sub-accounts. The financial statements presented include only the segregated sub-accounts for the type of contracts offered to the faculty and employees of the University of Minnesota, officers, directors and employees of Minnesota Life, other groups with sales arrangements with Minnesota Life for the purchase of annuity contracts and individuals purchasing one or more annuity contracts with aggregated purchase payments totaling $500,000 or more.

       The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the twenty segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc. and Templeton Variable Products Series Fund (Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

       Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond (formerly International Bond), Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities and Templeton Developing Markets segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond (formerly International Bond), Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth and Real Estate Securities of the Advantus Series Fund, Inc. and Templeton Developing Markets Fund - Class 2 of the Templeton Variable Products Series Fund, respectively. The Maturing Government Bond 1998 Portfolio matured on September 18, 1998. Liquidation proceeds from the Maturing Government Bond 1998 sub-account were reinvested in another sub-account at the direction of the contract owner. If the contract owner did not direct the reinvestment, the proceeds were automatically reinvested in the Money Market sub-account.

       Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. and Advantus Capital Management, Inc. is a wholly-owned subsidiary of Minnesota Life.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       USE OF ESTIMATES

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                            VARIABLE ANNUITY ACCOUNT

       INVESTMENTS IN UNDERLYING FUNDS

       Investments in shares of Underlying Funds portfolios are stated at market value which is the net asset value per share as determined daily by Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from Underlying Funds are reinvested in additional shares of Underlying
       Funds and are recorded by the sub-accounts on the ex-dividend date.

       FEDERAL INCOME TAXES

       The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

       CONTRACTS IN ANNUITY PAYMENT PERIOD

       Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of 3.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Life if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Life reimburses the Account.

(3)    ADMINISTRATIVE AND PREMIUM TAX CHARGES

       The administrative charge paid to Minnesota Life is equal, on an annual basis, to .15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than .35 percent of the average daily net assets of the Account.

       Premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to
       3.5 percent depending on the applicable state law. No premium taxes were deducted from purchase payments for the years ended December 31, 1998 and 1997.

(4)    INVESTMENT TRANSACTIONS

       The Account's purchases of Underlying Fund shares, including reinvestment of dividend distributions, were as follows during the periods ended December 31, 1998:


Growth Portfolio                                                                                  $  3,127,125
Bond Portfolio                                                                                       2,674,728
Money Market Portfolio                                                                               3,479,907
Asset Allocation Portfolio                                                                           2,382,427
Mortgage Securities Portfolio                                                                        1,055,102
Index 500 Portfolio                                                                                  3,583,178
Capital Appreciation Portfolio                                                                       1,698,366
International Stock Portfolio                                                                        1,432,254
Small Company Portfolio                                                                              1,086,916
Maturing Government Bond 1998 Portfolio                                                                 79,159
Maturing Government Bond 2002 Portfolio                                                                133,524
Maturing Government Bond 2006 Portfolio                                                                226,218
Maturing Government Bond 2010 Portfolio                                                                 35,933
Value Stock Portfolio                                                                                1,346,941
Small Company Value Portfolio                                                                          140,532
Global Bond Portfolio                                                                                   48,479
Index 400 Mid-Cap Portfolio                                                                            216,618
Macro-Cap Value                                                                                         68,858
Micro-Cap Growth Portfolio                                                                             105,113
Real Estate Securities                                                                                  10,883
Templeton Developing Markets Portfolio                                                                  91,526

                            VARIABLE ANNUITY ACCOUNT


(5)     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

        Transactions in units for each segregated sub-account for the years ended December 31, 1998 and 1997 (period ended December 31, 1998 for Real Estate Securities) were as follows:



                                                                      SEGREGATED SUB-ACCOUNTS
                                                        ----------------------------------------------------
                                                                                                 MONEY
                                                            GROWTH             BOND             MARKET
                                                        ---------------   ----------------  ----------------
        Units outstanding at
           December 31, 1996 ..........................      1,448,982          1,506,859           750,434
             Contract purchase
                payments ..............................        252,868            298,991           294,872
             Deductions for contract
                terminations and
                withdrawal payments ...................       (307,786)          (260,574)         (419,689)
                                                        ---------------   ----------------  ----------------

        Units outstanding at
           December 31, 1997 ..........................      1,394,064          1,545,276           625,617
             Contract purchase
                payments ..............................        657,711            972,566         1,947,733
             Deductions for contract
                terminations and
                withdrawal payments ...................       (423,308)          (354,976)       (1,109,635)
                                                        ---------------   ----------------  ----------------

        Units outstanding at
           December 31, 1998 ..........................      1,628,467          2,162,866         1,463,714
                                                        ---------------   ----------------  ----------------
                                                        ---------------   ----------------  ----------------

                                                             SEGREGATED SUB-ACCOUNTS
                                                        ----------------------------------
                                                             ASSET           MORTGAGE
                                                          ALLOCATION        SECURITIES
                                                        ----------------  ----------------
        Units outstanding at
           December 31, 1996 ..........................       2,029,532           450,065
             Contract purchase
                payments ..............................         266,378            99,610
             Deductions for contract
                terminations and
                withdrawal payments ...................        (489,469)          (64,968)
                                                        ----------------  ----------------

        Units outstanding at
           December 31, 1997 ..........................       1,806,441           484,707
             Contract purchase
                payments ..............................         546,207           395,611
             Deductions for contract
                terminations and
                withdrawal payments ...................        (365,486)         (194,240)
                                                        ----------------  ----------------

        Units outstanding at
           December 31, 1998 ..........................       1,987,162           686,079
                                                        ----------------  ----------------
                                                        ----------------  ----------------



                                                                       SEGREGATED SUB-ACCOUNTS
                                                        ----------------------------------------------------

                                                            INDEX             CAPITAL        INTERNATIONAL
                                                             500           APPRECIATION          STOCK
                                                        ---------------   ----------------  ----------------
        Units outstanding at
           December 31, 1996 ...........................     2,364,949          1,668,256         2,418,015
             Contract purchase
                payments ...............................       862,257            288,643           851,870
             Deductions for contract
                terminations and
                withdrawal payments ....................      (440,985)          (188,401)         (302,923)
                                                        ---------------   ----------------  ----------------

        Units outstanding at
           December 31, 1997 ...........................     2,786,221          1,768,498         2,966,962
             Contract purchase
                payments ...............................       822,831            321,369           497,132
             Deductions for contract
                terminations and
                withdrawal payments ....................      (828,745)          (289,215)         (999,182)
                                                        ---------------   ----------------  ----------------

        Units outstanding at
           December 31, 1998 ...........................     2,780,306          1,800,652         2,464,913
                                                        ---------------   ----------------  ----------------
                                                        ---------------   ----------------  ----------------

                                                             SEGREGATED SUB-ACCOUNTS
                                                        ----------------------------------
                                                                             MATURING
                                                             SMALL          GOVERNMENT
                                                            COMPANY          BOND 1998
                                                        ----------------  ----------------
        Units outstanding at
           December 31, 1996 ...........................      1,237,091         1,324,838
             Contract purchase
                payments ...............................        609,428               185
             Deductions for contract
                terminations and
                withdrawal payments ....................       (341,976)          (25,975)
                                                        ----------------  ----------------

        Units outstanding at
           December 31, 1997 ...........................      1,504,543         1,299,048
             Contract purchase
                payments ...............................        588,895                19
             Deductions for contract
                terminations and
                withdrawal payments ....................       (411,648)       (1,299,068)
                                                        ----------------  ----------------

        Units outstanding at
           December 31, 1998 ...........................      1,681,790          -
                                                        ----------------  ----------------
                                                        ----------------  ----------------


                                  VARIABLE ANNUITY ACCOUNT

                                                                      SEGREGATED SUB-ACCOUNTS
                                                        ----------------------------------------------------
                                                           MATURING          MATURING          MATURING
                                                          GOVERNMENT        GOVERNMENT        GOVERNMENT
                                                          BOND 2002          BOND 2006         BOND 2010
                                                        ---------------   ----------------  ----------------
        Units outstanding at
           December 31, 1996 ..........................        269,553            117,035           141,772
             Contract purchase
                payments ..............................          3,409             -                  6,947
             Deductions for contract
                terminations and
                withdrawal payments ...................          -                 -                (39,257)
                                                        ---------------   ----------------  ----------------

        Units outstanding at
           December 31, 1997 ..........................        272,962            117,035           109,462
             Contract purchase
                payments ..............................         72,286            112,281            14,766
             Deductions for contract
                terminations and
                withdrawal payments ...................         (6,111)            (6,280)          (16,825)
                                                        ---------------   ----------------  ----------------

        Units outstanding at
           December 31, 1998 ..........................        339,137            223,036           107,403
                                                        ---------------   ----------------  ----------------
                                                        ---------------   ----------------  ----------------

                                                             SEGREGATED SUB-ACCOUNTS
                                                        ----------------------------------
                                                                               SMALL
                                                             VALUE            COMPANY
                                                             STOCK             VALUE
                                                        ----------------  ----------------
        Units outstanding at
           December 31, 1996 ..........................         798,596            -
             Contract purchase
                payments ..............................         804,813           215,169
             Deductions for contract
                terminations and
                withdrawal payments ...................        (103,369)           -
                                                        ----------------  ----------------

        Units outstanding at
           December 31, 1997 ..........................       1,500,040           215,169
             Contract purchase
                payments ..............................         590,073           152,448
             Deductions for contract
                terminations and
                withdrawal payments ...................        (829,771)           (6,269)
                                                        ----------------  ----------------

        Units outstanding at
           December 31, 1998 ..........................       1,260,342           361,348
                                                        ----------------  ----------------
                                                        ----------------  ----------------




                                                                                SEGREGATED SUB-ACCOUNTS
                                                        ----------------------------------------------------------------------

                                                            GLOBAL           INDEX 400         MACRO-CAP         MICRO-CAP
                                                             BOND             MID-CAP            VALUE            GROWTH
                                                        ---------------   ----------------  ----------------  ----------------
        Units outstanding at
           December 31, 1996 ..........................          -                 -                 -                 -
             Contract purchase
                payments ..............................         15,173              9,788            39,998            18,000
             Deductions for contract
                terminations and
                withdrawal payments ...................          -                 -                 -                 -
                                                        ---------------   ----------------  ----------------  ----------------

        Units outstanding at
           December 31, 1997 ..........................         15,173              9,788            39,998            18,000
             Contract purchase
                payments ..............................         42,385            225,451            60,652           119,408
             Deductions for contract
                terminations and
                withdrawal payments ...................        (14,916)           (17,626)           (3,069)          (65,814)
                                                        ---------------   ----------------  ----------------  ----------------

        Units outstanding at
           December 31, 1998 ..........................         42,643            217,613            97,581            71,594
                                                        ---------------   ----------------  ----------------  ----------------
                                                        ---------------   ----------------  ----------------  ----------------

                                                             SEGREGATED SUB-ACCOUNTS
                                                        ---------------------------------
                                                             REAL           TEMPLETON
                                                            ESTATE          DEVELOPING
                                                          SECURITIES         MARKETS
                                                        ----------------  ---------------
        Units outstanding at
           December 31, 1996 ..........................          -                 -
             Contract purchase
                payments ..............................          -                33,388
             Deductions for contract
                terminations and
                withdrawal payments ...................          -                 -
                                                        ----------------  ---------------

        Units outstanding at
           December 31, 1997 ..........................        -                  33,388
             Contract purchase
                payments ..............................          13,452          104,595
             Deductions for contract
                terminations and
                withdrawal payments ...................          (1,428)          (5,765)
                                                        ----------------  ---------------

        Units outstanding at
           December 31, 1998 ..........................          12,024          132,217
                                                        ----------------  ---------------
                                                        ----------------  ---------------



                    VARIABLE ANNUITY ACCOUNT


 (6)   FINANCIAL HIGHLIGHTS

       The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

       GROWTH


                                                                         YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------
                                               1998              1997            1996             1995            1994
                                           --------------    -------------   -------------    -------------   --------------
                                           --------------    -------------   -------------    -------------   --------------
Unit value, beginning of year            $          3.14             2.35            2.01             1.62             1.61
                                           --------------    -------------   -------------    -------------   --------------
                                           --------------    -------------   -------------    -------------   --------------

Income from investment operations:

    Net investment income                           0.03             0.02            0.02             0.01             0.01
    Net gains on securities
       (both realized and unrealized)               1.05             0.77            0.32             0.38          -
                                           --------------    -------------   -------------    -------------   --------------
                                           --------------    -------------   -------------    -------------   --------------

       Total from investment operations             1.08             0.79            0.34             0.39             0.01
                                           --------------    -------------   -------------    -------------   --------------
                                           --------------    -------------   -------------    -------------   --------------

Unit value, end of year                  $          4.22             3.14            2.35             2.01             1.62
                                           --------------    -------------   -------------    -------------   --------------
                                           --------------    -------------   -------------    -------------   --------------

                           VARIABLE ANNUITY ACCOUNT

       BOND


                                                                          YEAR ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------------
                                                 1998              1997            1996             1995            1994
                                             --------------    -------------   -------------    -------------   --------------
                                             --------------    -------------   -------------    -------------   --------------
Unit value, beginning of year              $          2.38             2.18            2.12             1.77             1.86
                                             --------------    -------------   -------------    -------------   --------------
                                             --------------    -------------   -------------    -------------   --------------

Income (loss) from investment operations:

    Net investment income                             0.13             0.11            0.11             0.07             0.07
    Net gains or losses on securities
       (both realized and unrealized)                 0.01             0.09           (0.05)            0.28            (0.16)
                                             --------------    -------------   -------------    -------------   --------------
                                             --------------    -------------   -------------    -------------   --------------

       Total from investment operations               0.14             0.20            0.06             0.35            (0.09)
                                             --------------    -------------   -------------    -------------   --------------
                                             --------------    -------------   -------------    -------------   --------------

Unit value, end of year                    $          2.52             2.38            2.18             2.12             1.77
                                             --------------    -------------   -------------    -------------   --------------
                                             --------------    -------------   -------------    -------------   --------------

                             VARIABLE ANNUITY ACCOUNT

       MONEY MARKET


                                                                       YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------------------
                                          ---------------------------------------------------------------------------------
                                              1998              1997            1996             1995            1994
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------
Unit value, beginning of year           $          1.70             1.62            1.55             1.47             1.42
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

Income from investment operations:

    Net investment income                          0.08             0.08            0.07             0.08             0.05
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

       Total from investment operations            0.08             0.08            0.07             0.08             0.05
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

Unit value, end of year                 $          1.78             1.70            1.62             1.55             1.47
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

                    VARIABLE ANNUITY ACCOUNT

       ASSET ALLOCATION


                                                                       YEAR ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------
                                                1998              1997            1996             1995            1994
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------
Unit value, beginning of year             $          3.00             2.53            2.25             1.80             1.83
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

Income (loss) from investment operations:

    Net investment income                            0.08             0.08            0.08             0.06             0.04
    Net gains or losses on securities
       (both realized and unrealized)                0.63             0.39            0.20             0.39            (0.07)
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

       Total from investment operations              0.71             0.47            0.28             0.45            (0.03)
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

Unit value, end of year                   $          3.71             3.00            2.53             2.25             1.80
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

                            VARIABLE ANNUITY ACCOUNT

       MORTGAGE SECURITIES


                                                                          YEAR ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------
                                                1998              1997            1996             1995            1994
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------
Unit value, beginning of year             $          2.40             2.20            2.09             1.78             1.84
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

Income (loss) from investment operations:

    Net investment income                            0.13             0.14            0.13             0.12             0.08
    Net gains or losses on securities
       (both realized and unrealized)                0.02             0.06           (0.02)            0.19            (0.14)
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

       Total from investment operations              0.15             0.20            0.11             0.31            (0.06)
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

Unit value, end of year                   $          2.55             2.40            2.20             2.09             1.78
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

                           VARIABLE ANNUITY ACCOUNT

       INDEX 500


                                                                      YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------------------
                                          ---------------------------------------------------------------------------------
                                              1998              1997            1996             1995            1994
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

Unit value, beginning of year           $          3.72             2.81            2.32             1.70             1.68
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

Income from investment operations:

    Net investment income                          0.03             0.03            0.03             0.03             0.02
    Net gains on securities
       (both realized and unrealized)              1.00             0.88            0.46             0.59          -
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

       Total from investment operations            1.03             0.91            0.49             0.62             0.02
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

Unit value, end of year                 $          4.75             3.72            2.81             2.32             1.70
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

                    VARIABLE ANNUITY ACCOUNT

       CAPITAL APPRECIATION


                                                                      YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------------------
                                          ---------------------------------------------------------------------------------
                                              1998              1997            1996             1995            1994
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------
Unit value, beginning of year           $          3.64             2.84            2.42             1.97             1.93
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

Income from investment operations:

    Net investment income (loss)                  (0.01)           (0.01)        -                -                -
    Net gains on securities (both
       realized and unrealized)                    1.12             0.81            0.42             0.45             0.04
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

       Total from investment operations            1.11             0.80            0.42             0.45             0.04
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

Unit value, end of year                 $          4.75             3.64            2.84             2.42             1.97
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

                    VARIABLE ANNUITY ACCOUNT

       INTERNATIONAL STOCK



                                                                            YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
                                                  1998              1997            1996             1995            1994
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

Unit value, beginning of year               $          2.00             1.79            1.50             1.31             1.32
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

Income (loss) from investment operations:

    Net investment income                              0.06             0.05            0.04          -                   0.03
    Net gains (losses) on securities (both
       realized and unrealized)                        0.07             0.16            0.25             0.19            (0.04)
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

       Total from investment operations                0.13             0.21            0.29             0.19            (0.01)
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

Unit value, end of year                     $          2.13             2.00            1.79             1.50             1.31
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

                    VARIABLE ANNUITY ACCOUNT

       SMALL COMPANY



                                                                      YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------------------
                                          ---------------------------------------------------------------------------------
                                              1998              1997            1996             1995            1994
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------
Unit value, beginning of period         $          1.84             1.71            1.60             1.22             1.15
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

Income from investment operations:

    Net investment income                       -                -               -                -                -
    Net gains on securities (both
       realized and unrealized)                    0.02             0.13            0.11             0.38             0.07
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

       Total from investment operations            0.02             0.13            0.11             0.38             0.07
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

Unit value, end of period               $          1.86             1.84            1.71             1.60             1.22
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

                    VARIABLE ANNUITY ACCOUNT

       MATURING GOVERNMENT BOND 1998

                                                                    YEAR ENDED DECEMBER 31,                       PERIOD FROM
                                              ----------------------------------------------------------------   MAY 2, 1994 (B)
                                              ----------------------------------------------------------------     TO DECEMBER
                                                1998 (A)            1997            1996             1995            31, 1994
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------
Unit value, beginning of period             $          1.26             1.19            1.15             0.99             1.00
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

Income (loss) from investment operations:

    Net investment income (loss)                       0.08             0.06         -                   0.06             0.07
    Net gains or losses on securities
       (both realized and unrealized)                 (0.03)            0.01            0.04             0.10            (0.08)
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

       Total from investment operations                0.05             0.07            0.04             0.16            (0.01)
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

    Transfer to other sub-accounts due to
       liquidation                                    (1.31)         -               -                -                -
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

Unit value, end of period                   $          0.00             1.26            1.19             1.15             0.99
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

(a) For the period from January 1, 1998, to September 18, 1998, termination of the sub-account.

(b) Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                    VARIABLE ANNUITY ACCOUNT

       MATURING GOVERNMENT BOND 2002



                                                                   YEAR ENDED DECEMBER 31,                      Period from
                                            ----------------------------------------------------------------   May 2, 1994 (a)
                                            ----------------------------------------------------------------     TO DECEMBER
                                                1998              1997            1996             1995           31, 1994
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------
Unit value, beginning of period           $          1.35             1.24            1.22             0.98             1.00
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

Income (loss) from investment operations:

    Net investment income                            0.08             0.06            0.15             0.07             0.05
    Net gains or losses on securities
       (both realized and unrealized)                0.04             0.05           (0.13)            0.17            (0.07)
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

       Total from investment operations              0.12             0.11            0.02             0.24            (0.02)
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

Unit value, end of period                 $          1.47             1.35            1.24             1.22             0.98
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------



(a) Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                    VARIABLE ANNUITY ACCOUNT

       MATURING GOVERNMENT BOND 2006

                                                                         YEAR ENDED DECEMBER 31,                Period from
                                            ----------------------------------------------------------------    MAY 2, 1994 (A)
                                            ----------------------------------------------------------------    TO DECEMBER
                                                1998              1997            1996             1995          31, 1994
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------
Unit value, beginning of period           $          1.45             1.29            1.31             0.97             1.00
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

Income (loss) from investment operations:

    Net investment income                            0.11             0.06            0.07             0.07             0.05
    Net gains or losses on securities
       (both realized and unrealized)                0.09             0.10           (0.09)            0.27            (0.08)
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

       Total from investment operations              0.20             0.16           (0.02)            0.34            (0.03)
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------

Unit value, end of period                 $          1.65             1.45            1.29             1.31             0.97
                                            --------------    -------------   -------------    -------------   --------------
                                            --------------    -------------   -------------    -------------   --------------



(a) Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                    VARIABLE ANNUITY ACCOUNT

       MATURING GOVERNMENT BOND 2010

                                                                           YEAR ENDED DECEMBER 31,                Period from
                                              ----------------------------------------------------------------    MAY 2, 1994 (A)
                                              ----------------------------------------------------------------    TO DECEMBER
                                                  1998              1997            1996             1995          31, 1994
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------
Unit value, beginning of period             $          1.53             1.30            1.35             0.96             1.00
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

Income (loss) from investment operations:

    Net investment income                              0.08             0.08         -                   0.05             0.09
    Net gains or losses on securities
       (both realized and unrealized)                  0.14             0.15           (0.05)            0.34            (0.13)
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

       Total from investment operations                0.22             0.23           (0.05)            0.39            (0.04)
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------

Unit value, end of period                   $          1.75             1.53            1.30             1.35             0.96
                                              --------------    -------------   -------------    -------------   --------------
                                              --------------    -------------   -------------    -------------   --------------


(a) Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                    VARIABLE ANNUITY ACCOUNT

       VALUE STOCK

                                                                       YEAR ENDED DECEMBER 31,                PERIOD FROM
                                          ----------------------------------------------------------------    MAY 2, 1994 (A)
                                          ----------------------------------------------------------------    TO DECEMBER
                                              1998              1997            1996             1995          31, 1994
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------
Unit value, beginning of period         $          2.22             1.83            1.40             1.06             1.00
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

Income from investment operations:

    Net investment income                       -                   0.03            0.02             0.01             0.01
    Net gains on securities (both
       realized and unrealized)                    0.03             0.36            0.41             0.33             0.05
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

       Total from investment operations            0.03             0.39            0.43             0.34             0.06
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------

                                        $          2.25             2.22            1.83             1.40             1.06
                                          --------------    -------------   -------------    -------------   --------------
                                          --------------    -------------   -------------    -------------   --------------


(a) Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

      SMALL COMPANY VALUE


                                                           YEAR           PERIOD FROM
                                                           ENDED       OCTOBER 1, 1997 (A)
                                                        DECEMBER 31,      TO DECEMBER
                                                            1998            31, 1997
                                                        ------------   -------------------
      Unit value, beginning of period ..............      $   1.01           1.00
                                                        ------------   -------------------
      Income (loss) from investment operations:

          Net investment income ....................          0.02            --
          Net gains or losses on securities
             (both realized and unrealized) ........         (0.09)          0.01
                                                        ------------   -------------------
             Total from investment operations ......         (0.07)          0.01
                                                        ------------   -------------------
      Unit value, end of period ....................      $   0.94           1.01
                                                        ------------   -------------------
                                                        ------------   -------------------




      (a) Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

      GLOBAL BOND


                                                           YEAR         PERIOD FROM
                                                           ENDED      OCTOBER 1, 1997 (A)
                                                        DECEMBER 31,     TO DECEMBER
                                                            1998          31, 1997
                                                        ------------  -------------------
      Unit value, beginning of period ..............      $   0.99           1.00
                                                        ------------  -------------------
      Income (loss) from investment operations:

          Net investment income ....................          0.07           0.01
          Net gains or losses on securities
             (both realized and unrealized) ........          0.09          (0.02)
                                                        ------------  -------------------
             Total from investment operations ......          0.16          (0.01)
                                                        ------------  -------------------
      Unit value, end of period ....................      $   1.15           0.99
                                                        ------------  -------------------
                                                        ------------  -------------------


      (a) Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

      INDEX 400 MID-CAP


                                                           YEAR          PERIOD FROM
                                                           ENDED      OCTOBER 1, 1997 (A)
                                                        DECEMBER 31,     TO DECEMBER
                                                            1998           31, 1997
                                                        ------------  -------------------
      Unit value, beginning of period ..............      $   0.99           1.00
                                                        ------------  -------------------
      Income (loss) from investment operations:

          Net investment income ....................          0.01            --
          Net gains or losses on securities
             (both realized and unrealized) ........          0.15          (0.01)
                                                        ------------  -------------------
             Total from investment operations ......          0.16          (0.01)
                                                        ------------  -------------------
      Unit value, end of period ....................      $   1.15           0.99
                                                        ------------  -------------------
                                                        ------------  -------------------



      (a) Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

      MACRO-CAP VALUE


                                                           YEAR          PERIOD FROM
                                                           ENDED      OCTOBER 1, 1997 (A)
                                                        DECEMBER 31,     TO DECEMBER
                                                           1998            31, 1997
                                                        ------------  -------------------
      Unit value, beginning of period ..............      $   0.99           1.00
                                                        ------------  -------------------
      Income (loss) from investment operations:

          Net investment income ....................          0.01           0.01
          Net gains or losses on securities
             (both realized and unrealized) ........          0.20          (0.02)
                                                        ------------  -------------------
             Total from investment operations ......          0.21          (0.01)
                                                        ------------  -------------------
      Unit value, end of period ....................      $   1.20           0.99
                                                        ------------  -------------------
                                                        ------------  -------------------


      (a) Inception of the segregated sub-account was October 15, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

      MICRO-CAP GROWTH



                                                           YEAR          PERIOD FROM
                                                           ENDED      OCTOBER 1, 1997 (a)
                                                        DECEMBER 31,     TO DECEMBER
                                                           1998            31, 1997
                                                        ------------  -------------------
      Unit value, beginning of period ..............      $   0.84           1.00
                                                        ------------  -------------------
      Income (loss) from investment operations:

          Net investment income ....................           --             --
          Net gains or losses on securities
             (both realized and unrealized) ........          0.11          (0.16)
                                                        ------------  -------------------
             Total from investment operations ......          0.11          (0.16)
                                                        ------------  -------------------
      Unit value, end of period ....................      $   0.95           0.84
                                                        ------------  -------------------
                                                        ------------  -------------------


      (a) Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

      REAL ESTATE SECURITIES


                                                                  PERIOD FROM
                                                               APRIL 1, 1998 (A)
                                                                  TO DECEMBER
                                                                    31, 1998
                                                               -----------------
      Unit value, beginning of period .....................         $   1.00
                                                               -----------------
      Income (loss) from investment operations:

          Net investment income ...........................             0.08
          Net losses on securities
             (both realized and unrealized) ...............            (0.23)
                                                               -----------------
             Total from investment operations .............            (0.15)
                                                               -----------------
      Unit value, end of period ...........................         $   0.85
                                                               -----------------
                                                               -----------------


      (a) For the period from May 14, 1998, commencement of operations, to December 31, 1998.

                            VARIABLE ANNUITY ACCOUNT

      TEMPLETON DEVELOPING MARKETS


                                                           YEAR          PERIOD FROM
                                                           ENDED      OCTOBER 1, 1997 (a)
                                                        DECEMBER 31,     TO DECEMBER
                                                           1998            31, 1997
                                                        ------------  -------------------
      Unit value, beginning of period .............      $   0.70            1.00
                                                        ------------  -------------------
      Income (loss) from investment operations:

          Net investment income ...................          0.01             --
          Net gains or losses on securities
             (both realized and unrealized) .......         (0.16)          (0.30)
                                                        ------------  -------------------
             Total from investment operations .....         (0.15)          (0.30)
                                                        ------------  -------------------
      Unit value, end of period ...................      $   0.55            0.70
                                                        ------------  -------------------
                                                        ------------  -------------------


      (a) Inception of the segregated sub-account was October 2, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

 Independent Auditors' Report
The Board of Directors
Minnesota Life Insurance Company

  We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.
  Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
February 8, 1999

                              Minnesota Life Insurance Company and Subsidiaries
Consolidated Balance Sheets

December 31, 1998 and 1997

                                     Assets

                                                        1998        1997
                                                     ----------- -----------
                                                         (In thousands)
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost
   $4,667,688 and $4,518,807)                        $ 4,914,012 $ 4,719,801
  Held-to-maturity, at amortized cost (fair value
   $1,161,784 and $1,158,227)                          1,086,548   1,088,312
Equity securities, at fair value (cost $579,546 and
 $537,441)                                               749,800     686,638
Mortgage loans, net                                      681,219     661,337
Real estate, net                                          38,530      39,964
Policy loans                                             226,409     213,488
Short-term investments                                   136,435     112,352
Other invested assets                                    261,625     216,838
                                                     ----------- -----------
  Total investments                                    8,094,578   7,738,730
Cash                                                     175,660      96,179
Finance receivables, net                                 163,411     211,794
Deferred policy acquisition costs                        564,382     576,030
Accrued investment income                                 86,974      83,439
Premiums receivable, net                                  62,609      68,030
Property and equipment, net                               67,448      58,123
Reinsurance recoverables                                 162,553     150,126
Other assets                                              61,183      52,852
Separate account assets                                6,994,752   5,366,810
                                                     ----------- -----------
    Total assets                                     $16,433,550 $14,402,113
                                                     =========== ===========

                      Liabilities and Stockholder's Equity

Liabilities:
  Policy and contract account balances               $ 4,242,802 $ 4,275,221
  Future policy and contract benefits                  1,744,245   1,687,529
  Pending policy and contract claims                      70,564      64,356
  Other policyholders' funds                             438,595     416,752
  Policyholders' dividends payable                        53,957      55,321
  Stockholder dividend payable                            24,700         --
  Unearned premiums and fees                             180,191     202,070
  Federal income tax liability:
    Current                                               53,039      45,300
    Deferred                                             173,907     166,057
  Other liabilities                                      514,468     334,305
  Notes payable                                          267,000     298,000
  Separate account liabilities                         6,947,806   5,320,517
                                                     ----------- -----------
    Total liabilities                                 14,711,274  12,865,428
                                                     ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                      5,000         --
  Retained earnings                                    1,513,661   1,380,012
  Accumulated other comprehensive income                 203,615     156,673
                                                     ----------- -----------
    Total stockholder's equity                         1,722,276   1,536,685
                                                     ----------- -----------
      Total liabilities and stockholder's equity     $16,433,550 $14,402,113
                                                     =========== ===========

          See accompanying notes to consolidated financial statements.

 Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 1998, 1997, and 1996

                            Statements of Operations

                                             1998        1997        1996
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  577,693  $  615,253  $  612,359
  Policy and contract fees                   300,361     272,037     245,966
  Net investment income                      531,081     553,773     530,987
  Net realized investment gains              114,652     114,367      55,574
  Finance charge income                       35,880      43,650      46,932
  Other income                                73,498      71,707      51,630
                                          ----------  ----------  ----------
    Total revenues                         1,633,165   1,670,787   1,543,448
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders' benefits                    519,926     515,873     541,520
  Interest credited to policies and con-
   tracts                                    290,870     298,033     288,967
  General operating expenses                 360,916     369,961     302,618
  Commissions                                110,211     114,404     103,370
  Administrative and sponsorship fees         80,183      81,750      79,360
  Dividends to policyholders                  25,159      26,776      24,804
  Interest on notes payable                   22,360      24,192      22,798
  Increase in deferred policy acquisition
   costs                                     (18,042)    (26,878)    (19,284)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,391,583   1,404,111   1,344,153
                                          ----------  ----------  ----------
      Income from operations before taxes    241,582     266,676     199,295
  Federal income tax expense (benefit):
    Current                                   93,584      84,612      68,033
    Deferred                                 (15,351)     (7,832)        744
                                          ----------  ----------  ----------
      Total federal income tax expense        78,233      76,780      68,777
                                          ----------  ----------  ----------
        Net income                        $  163,349  $  189,896  $  130,518
                                          ==========  ==========  ==========
Other comprehensive income, after tax:
  Foreign currency translation adjust-
   ments                                  $     (947) $      947  $      --
  Unrealized gains (losses) on securities     47,889      47,414     (44,940)
                                          ----------  ----------  ----------
  Other comprehensive income, net of tax      46,942      48,361     (44,940)
                                          ----------  ----------  ----------
    Comprehensive income                  $  210,291  $  238,257  $   85,578
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

                              Minnesota Life Insurance Company and Subsidiaries
Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 1998, 1997, and 1996

                                             1998        1997       1996
                                          ----------  ---------- ----------
                                                   (In thousands)
Common stock:
  Issued during the year                  $    5,000  $      --  $      --
                                          ----------  ---------- ----------
    Total common stock                    $    5,000  $      --  $      --
                                          ==========  ========== ==========
Retained earnings:
  Beginning balance                       $1,380,012  $1,190,116 $1,059,598
  Net income                                 163,349     189,896    130,518
  Retained earnings transfer for common
   stock issued                               (5,000)        --         --
  Dividends to stockholder                   (24,700)        --         --
                                          ----------  ---------- ----------
    Total retained earnings               $1,513,661  $1,380,012 $1,190,116
                                          ==========  ========== ==========
Accumulated other comprehensive income:
  Beginning balance                       $  156,673  $  108,312 $  153,252
  Change in unrealized appreciation (de-
   preciation) of investments                 47,889      47,414    (44,940)
  Change in unrealized gain on foreign
   currency translation                         (947)        947        --
                                          ----------  ---------- ----------
    Total accumulated other comprehensive
     income                               $  203,615  $  156,673 $  108,312
                                          ==========  ========== ==========
      Total stockholder's equity          $1,722,276  $1,536,685 $1,298,428
                                          ==========  ========== ==========

          See accompanying notes to consolidated financial statements.

 Minnesota Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows

Years ended December 31, 1998, 1997, and 1996

                                            1998         1997         1996
                                         -----------  -----------  -----------
                                                   (In thousands)
Cash Flows from Operating Activities
Net income                               $   163,349  $   189,896  $   130,518
Adjustments to reconcile net income to
 net cash provided by operating activi-
 ties:
  Interest credited to annuity and in-
   surance contracts                         265,841      276,719      275,968
  Fees deducted from policy and con-
   tract balances                           (212,901)    (214,803)    (206,780)
  Change in future policy benefits            56,716       76,358       84,389
  Change in other policyholders' lia-
   bilities                                  (20,802)       7,597       16,099
  Change in deferred policy acquisition
   costs                                     (18,042)     (26,878)     (19,284)
  Change in premiums due and other re-
   ceivables                                   5,421       (9,280)     (26,142)
  Change in federal income tax liabili-
   ties                                       15,589       36,049      (38,113)
  Net realized investment gains             (114,652)    (114,367)     (55,574)
  Other, net                                  32,380      (23,213)      56,045
                                         -----------  -----------  -----------
    Net cash provided by operating ac-
     tivities                                172,899      198,078      217,126
                                         -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
  Fixed maturity securities, available-
   for-sale                                1,835,726    1,099,114      877,682
  Equity securities                          523,617      601,936      352,901
  Mortgage loans                                 --           --        15,567
  Real estate                                  7,800        9,279       11,678
  Other invested assets                       21,682       26,877       12,280
Proceeds from maturities and repayments
 of:
  Fixed maturity securities, available-
   for-sale                                  414,726      403,829      329,550
  Fixed maturity securities, held-to-
   maturity                                  148,848      139,394      114,222
  Mortgage loans                             126,066      109,246       94,703
Purchases of:
  Fixed maturity securities, available-
   for-sale                               (2,384,720)  (1,498,048)  (1,228,048)
  Fixed maturity securities, held-to-
   maturity                                  (99,530)     (82,835)     (60,612)
  Equity securities                         (516,907)    (585,349)    (446,599)
  Mortgage loans                            (141,008)    (157,247)    (108,691)
  Real estate                                 (5,612)      (3,908)      (3,786)
  Other invested assets                      (75,682)     (55,988)     (29,271)
Finance receivable originations or pur-
 chases                                      (77,141)    (115,248)    (175,876)
Finance receivable principal payments        109,277      133,762      142,723
Other, net                                   141,768      (88,626)     (40,062)
                                         -----------  -----------  -----------
    Net cash provided by (used for) in-
     vesting activities                       28,910      (63,812)    (141,639)
                                         -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insur-
 ance contracts                              952,622      928,696      657,405
Withdrawals from annuity and insurance
 contracts                                (1,053,844)  (1,013,588)    (702,681)
Proceeds from issuance of debt                40,000          --        60,000
Payments on debt                             (31,000)     (21,000)     (21,000)
Other, net                                    (6,023)      (3,355)      (6,898)
                                         -----------  -----------  -----------
    Net cash used for financing activi-
     ties                                    (98,245)    (109,247)     (13,174)
                                         -----------  -----------  -----------
Net increase in cash and short-term in-
 vestments                                   103,564       25,019       62,313
Cash and short-term investments, begin-
 ning of year                                208,531      183,512      121,199
                                         -----------  -----------  -----------
Cash and short-term investments, end of
 year                                    $   312,095  $   208,531  $   183,512
                                         ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

                              Minnesota Life Insurance Company and Subsidiaries


Notes to Consolidated Financial Statements
(1) Nature of Operations

Conversion to a Mutual Holding Company Structure
Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

Description of Business
Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
  The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 1998 for these business units were $862,240,000, $273,511,000, $258,928,000, $102,061,000 and
$20,723,000, respectively. Additional revenues of $115,702,000 were reported by the Company's subsidiaries.
  The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in 75 general agencies and 45 regional offices throughout the United States.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.
  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

 Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

  Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
  For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
  For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
  Deferred policy acquisition costs amortized were $148,098,000, $128,176,000 and $125,978,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value.
  Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
  Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A

                              Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
  Fair values of fixed maturity securities and equity securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
  Venture capital limited partnerships are carried at cost, net of write-downs for other than temporary declines in value and allowances for temporary declines in value. Cash distributions are recorded as a return of capital and/or income as appropriate. In-kind distributions are recorded as a return of capital for the cost basis of the stock received.
  Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1998 and 1997, was $6,713,000 and $6,269,000, respectively.
  Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August 1997. The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in stockholder's equity. Upon settlement of the swaps, gains or losses were recognized in income, and the Company realized a loss of approximately $31,000,000 in 1997, upon settlement of these equity swaps.
  The Company began investing in international bonds denominated in foreign currencies in 1997. Unrealized gains or losses are recorded on foreign denominated securities due to the fluctuation in foreign currency exchange rates and/or related payables and receivables and interest on foreign securities. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. Realized and unrealized gains and losses on these forward foreign exchange contracts are recorded in income as incurred. In addition, these contracts are generally short-term in nature and there is no material exposure to the Company at December 31, 1998. Notional amounts for the years ended December 31, 1998 and 1997, were $115,194,000 and $80,997,000, respectively.

 Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
  Changes in the fair value of fixed maturity securities available-for-sale and equity securities are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $101,692,000 and $90,926,000 at December 31, 1998 and 1997, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1998, 1997 and 1996, were $10,765,000, $8,965,000 and $6,454,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
  The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,945,000 and $46,293,000 at December 31, 1998 and 1997, respectively.

Policyholders' Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
  Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
  Other policyholders' funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums.

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

                              Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Account Policies (continued)

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1997 and 1996 consolidated financial statement balances have been reclassified to conform to the 1998 presentation.

(3) Investments

  Net investment income for the years ended December 31 was as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities                       $445,220  $457,391  $433,985
Equity securities                                 12,183    16,182    14,275
Mortgage loans                                    54,785    55,929    63,865
Real estate                                         (236)     (407)     (475)
Policy loans                                      15,502    15,231    13,828
Short-term investments                             6,147     6,995     6,535
Other invested assets                              3,826     3,871     4,901
                                                --------  --------  --------
  Gross investment income                        537,427   555,192   536,914
Investment expenses                               (6,346)   (1,419)   (5,927)
                                                --------  --------  --------
    Total                                       $531,081  $553,773  $530,987
                                                ========  ========  ========

  Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities                       $ 43,244  $  3,711  $ (6,536)
Equity securities                                 47,526    92,765    57,770
Mortgage loans                                     3,399     2,011      (721)
Real estate                                        7,809     1,598     7,088
Other invested assets                             12,674    14,282    (2,027)
                                                --------  --------  --------
    Total                                       $114,652  $114,367  $ 55,574
                                                ========  ========  ========

  Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 56,428  $ 18,804  $ 19,750
  Gross realized losses                          (13,184)  (15,093)  (26,286)
Equity securities:
  Gross realized gains                           107,342   120,437    79,982
  Gross realized losses                          (59,816)  (27,672)  (22,212)

 Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)


  Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   1998       1997
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 487,479  $ 472,671
Gross unrealized losses                            (73,440)  (118,863)
Adjustment to deferred acquisition costs          (119,542)  (100,299)
Adjustment to unearned policy and contract fees     15,912    (13,087)
Deferred federal income taxes                     (106,794)   (83,749)
                                                 ---------  ---------
  Net unrealized gains                           $ 203,615  $ 156,673
                                                 =========  =========

                              Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

  The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1998
Available-for-sale:
  United States government and
   government agencies and
   authorities                      $  195,650 $ 17,389 $    201 $  212,838
  Foreign governments                      784      --       311        473
  Corporate securities               2,357,861  204,277   30,648  2,531,490
  International bond securities        188,448   22,636    1,298    209,786
  Mortgage-backed securities         1,924,945   52,580   18,100  1,959,425
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,667,688  296,882   50,558  4,914,012
  Equity securities-unaffiliated       463,777  157,585   15,057    606,305
  Equity securities-affiliated
   mutual funds                        115,769   27,726      --     143,495
                                    ---------- -------- -------- ----------
    Total equity securities            579,546  185,311   15,057    749,800
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,247,234  482,193   65,615  5,663,812
Held-to maturity:
  Corporate securities                 894,064   67,496      235    961,325
  Mortgage-backed securities           192,484    9,030    1,055    200,459
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,086,548   76,526    1,290  1,161,784
                                    ---------- -------- -------- ----------
      Total                         $6,333,782 $558,719 $ 66,905 $6,825,596
                                    ========== ======== ======== ==========
                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1997
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  239,613 $ 18,627 $    --  $  258,240
  Foreign governments                    1,044      --        29      1,015
  Corporate securities               2,273,474  216,056   70,484  2,419,046
  International bond securities        150,157    2,565   23,530    129,192
  Mortgage-backed securities         1,854,519   66,934    9,145  1,912,308
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,518,807  304,182  103,188  4,719,801
  Equity securities-unaffiliated       421,672  134,558   14,575    541,655
  Equity securities-affiliated mu-
   tual funds                          115,769   29,214      --     144,983
                                    ---------- -------- -------- ----------
    Total equity securities            537,441  163,772   14,575    686,638
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,056,248  467,954  117,763  5,406,439
Held-to maturity:
  Corporate securities                 893,407   59,850      752    952,505
  Mortgage-backed securities           194,905   10,817      --     205,722
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,088,312   70,667      752  1,158,227
                                    ---------- -------- -------- ----------
      Total                         $6,144,560 $538,621 $118,515 $6,564,666
                                    ========== ======== ======== ==========

 Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   Available-for-Sale     Held-to-Maturity
                                  --------------------- ---------------------
                                  Amortized     Fair    Amortized     Fair
                                     Cost      Value       Cost      Value
                                  ---------- ---------- ---------- ----------
                                                (In thousands)
Due in one year or less           $   38,375 $   35,299 $   11,109 $   11,346
Due after one year through five
 years                               529,019    616,064    128,658    133,657
Due after five years through ten
 years                             1,251,763  1,316,512    373,294    403,159
Due after ten years                  923,586    986,712    381,003    413,163
                                  ---------- ---------- ---------- ----------
                                   2,742,743  2,954,587    894,064    961,325
Mortgage-backed securities         1,924,945  1,959,425    192,484    200,459
                                  ---------- ---------- ---------- ----------
  Total                           $4,667,688 $4,914,012 $1,086,548 $1,161,784
                                  ========== ========== ========== ==========

  At December 31, 1998 and 1997, fixed maturity securities and short-term investments with a carrying value of $6,361,000 and $8,000,000, respectively, were on deposit with various regulatory authorities as required by law.
  Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1998    1997
                        ------- -------
                        (In thousands)
Mortgage loans          $ 1,500 $ 1,500
Investment real estate      841   2,248
                        ------- -------
  Total                 $ 2,341 $ 3,748
                        ======= =======

  At December 31, 1998, the recorded investment in mortgage loans that were considered to be impaired was $8,798 before allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  At December 31, 1997, the recorded investment in mortgage loans that were considered to be impaired was $18,400 before allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1998 and 1997.

  Changes in the allowance for credit losses on mortgage loans were as follows:

                               1998   1997    1996
                              ------ ------  ------
                                 (In thousands)
Balance at beginning of year  $1,500 $1,895  $1,711
Provision for credit losses      --     --      381
Charge-offs                      --    (395)   (197)
                              ------ ------  ------
  Balance at end of year      $1,500 $1,500  $1,895
                              ====== ======  ======

                              Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.

                                                         1998  1997   1996
                                                         ---- ------ ------
                                                           (In thousands)
Average impaired mortgage loans                          $14  $3,268 $9,375
Interest income on impaired mortgage loans--contractual   18     556  1,796
Interest income on impaired mortgage loans--collected     17     554  1,742

(4) Notes Receivable

In connection with the Company's planned construction of an additional home office facility in St. Paul, Minnesota, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1998, HRA has drawn $9,669,128 on this loan contingency agreement and accrued interest of $673,435.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       1998      1997
                                     --------  --------
                                      (In thousands)
Direct installment loans             $147,425  $183,424
Retail installment notes               12,209    20,373
Retail revolving credit                17,170    25,426
Accrued interest                        2,683     3,116
                                     --------  --------
 Gross receivables                    179,487   232,339
Allowance for uncollectible amounts   (16,076)  (20,545)
                                     --------  --------
  Finance receivables, net           $163,411  $211,794
                                     ========  ========

  Direct installment loans at December 31, 1998, consisted of $81,066,000 of discount basis loans (net of unearned finance charges) and $66,359,000 of interest-bearing loans. Direct installment loans at December 31, 1997, consisted of $83,836,000 of discount basis loans (net of unearned finance charges) and $99,588,000 of interest-bearing loans. Direct installment loans generally have a maximum term of 84 months. Retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $44,000,000 and $65,000,000 of real estate secured loans at December 31, 1998 and 1997, respectively. Revolving credit loans included approximately $16,000,000 and $24,000,000 of real estate secured loans at December 31, 1998 and 1997, respectively. Experience has shown that a substantial portion of finance receivables will be renewed, converted or paid in full prior to maturity.
  Principal cash collections of direct installment loans amounted to $75,011,000, $90,940,000 and $92,438,000 and the percentage of these cash collections to the average net balances were 47%, 47% and 48% for the years ended December 31, 1998, 1997 and 1996, respectively.

 Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

  Changes in the allowance for uncollectible amounts for the years ended December 31 were as follows:

                               1998     1997     1996
                              -------  -------  -------
                                  (In thousands)
Balance at beginning of year  $20,545  $ 7,497  $ 6,377
Provision for credit losses    10,712   28,206   10,086
Charge-offs                   (18,440) (17,869) (11,036)
Recoveries                      3,259    2,711    2,070
                              -------  -------  -------
  Balance at end of year      $16,076  $20,545  $ 7,497
                              =======  =======  =======

  At December 31, 1998, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1998 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit    Total
                                     ----------- --------- -------
                                            (In thousands)
Balances at December 31, 1998          $7,546     11,190   $18,736
Related allowance for credit losses    $3,033      5,486   $ 8,519

  All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1998. The average quarterly balances of impaired loans during the year ended December 31, 1998 and 1997, was $6,354,000 and $7,397,000, respectively, for installment basis loans and $12,471,000 and $12,793,000, respectively for revolving credit direct loans.
  There were no material commitments to lend additional funds to customers whose loans were classified as non-accrual at December 31, 1998.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1998     1997     1996
                                                 -------  -------  -------
                                                     (In thousands)
Computed tax expense                             $84,553  $93,337  $69,753
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (1,730)  (5,573)  (2,534)
  Special tax on mutual life insurance companies  (3,455)   3,341    2,760
  Sale of subsidiary                                 --    (4,408)     --
  Foundation gain                                    --    (4,042)  (1,260)
  Tax credits                                     (4,416)  (3,600)  (3,475)
  Expense adjustments and other                    3,281   (2,275)   3,533
                                                 -------  -------  -------
    Total tax expense                            $78,233  $76,780  $68,777
                                                 =======  =======  =======

                              Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

  The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1998     1997
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders' liabilities                          $ 16,999 $ 14,374
  Pension and post retirement benefits                  27,003   23,434
  Tax deferred policy acquisition costs                 82,940   73,134
  Net realized capital losses                            8,221    9,609
  Other                                                 18,487   20,524
                                                      -------- --------
    Gross deferred tax assets                          153,650  141,075
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    155,655  152,337
  Real estate and property and equipment depreciation   10,275   11,165
  Basis difference on investments                       10,798   11,061
  Net unrealized capital gains                         143,354  122,876
  Other                                                  7,475    9,693
                                                      -------- --------
    Gross deferred tax liabilities                     327,557  307,132
                                                      -------- --------
      Net deferred tax liability                      $173,907 $166,057
                                                      ======== ========

  A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1998 and 1997, because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
  Income taxes paid for the years ended December 31, 1998, 1997 and 1996, were $91,259,000, $71,108,000 and $79,026,000, respectively.
  The Company's tax returns for 1997, 1996 and 1995 are under examination by the Internal Revenue Service. The Company believes additional taxes, if any, assessed as a result of these examinations, will not have a material effect on its financial position.

 Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                                     1998     1997     1996
                                                   -------- -------- --------
                                                         (In thousands)
Balance at January 1                               $409,249 $416,910 $377,302
  Less: reinsurance recoverable                     104,741  102,161   80,333
                                                   -------- -------- --------
Net balance at January 1                            304,508  314,749  296,969
                                                   -------- -------- --------
Incurred related to:
  Current year                                       92,793  121,153  134,727
  Prior years                                        14,644    7,809    4,821
                                                   -------- -------- --------
Total incurred                                      107,437  128,962  139,548
                                                   -------- -------- --------
Paid related to:
  Current year                                       27,660   51,275   51,695
  Prior years                                        58,124   57,475   70,073
                                                   -------- -------- --------
Total paid                                           85,784  108,750  121,768
                                                   -------- -------- --------
Decrease in liabilities due to sale of subsidiary       --    30,453      --
                                                   -------- -------- --------
Net balance at December 31                          326,161  304,508  314,749
  Plus: reinsurance recoverable                     108,918  104,741  102,161
                                                   -------- -------- --------
Balance at December 31                             $435,079 $409,249 $416,910
                                                   ======== ======== ========

  The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
  As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $14,644,000, $7,809,000 and $4,821,000 in 1998,
1997 and 1996, respectively. These amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
  The Company also has unfunded post retirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

                              Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

  The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                      Pension Benefits     Other Benefits
                                      ------------------  ------------------
                                        1998      1997      1998      1997
                                      --------  --------  --------  --------
                                                (In thousands)
Change in benefit obligation:
  Benefit obligation at beginning of
   year                               $151,509  $134,959  $ 24,467  $ 24,836
  Service cost                           8,402     6,847     1,375     1,047
  Interest cost                         10,436     9,956     1,713     1,872
  Amendments                                 6       --        --        (99)
  Actuarial gain                        16,298     3,816     4,542    (1,930)
  Benefits paid                         (5,212)   (4,069)     (861)   (1,259)
                                      --------  --------  --------  --------
    Benefit obligation at end of year $181,439  $151,509  $ 31,236  $ 24,467
                                      ========  ========  ========  ========
Change in plan assets:
  Fair value of plan assets at the
   beginning of the year              $133,505  $118,963  $    --   $    --
  Actual return on plan assets          13,068    13,670       --        --
  Employer contribution                  5,349     4,940       861     1,259
  Benefits paid                         (5,212)   (4,069)     (861)   (1,259)
                                      --------  --------  --------  --------
    Fair value of plan assets at the
     end of year                      $146,710  $133,504  $    --   $    --
                                      ========  ========  ========  ========
  Funded status                       $(34,729) $(18,005) $(31,236) $(24,467)
  Unrecognized net actuarial loss
   (gain)                               12,283    (1,735)   (6,251)  (11,353)
  Unrecognized prior service cost
   (benefit)                             5,293     5,865    (2,986)   (3,499)
                                      --------  --------  --------  --------
    Net amount recognized             $(17,153) $(13,875) $(40,473) $(39,319)
                                      ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
  Accrued benefit cost                $(23,242) $(18,059) $(40,473) $(39,319)
  Intangible asset                       6,089     4,184       --        --
                                      --------  --------  --------  --------
    Net amount recognized             $(17,153) $(13,875) $(40,473) $(39,319)
                                      ========  ========  ========  ========

                                                  Pension      Other
                                                 Benefits    Benefits
                                                ----------- -----------
                                                1998  1997  1998  1997
                                                ----- ----- ----- -----
Weighted average assumptions as of December 31
  Discount rate                                 7.00% 7.48% 7.00% 7.50%
  Expected return on plan assets                8.27% 8.32%   --    --
  Rate of compensation increase                 5.32% 5.29%   --    --

 Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

  For measurement purposes, an 8 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 1999. The rate was assumed to decrease gradually to 5.5 percent for 2003 and remain at that level thereafter.

                                Pension Benefits          Other Benefits
                              -----------------------  ----------------------
                               1998     1997    1996    1998    1997    1996
                              -------  ------  ------  ------  ------  ------
                                            (In thousands)
Components of net periodic
 benefit cost
  Service cost                $ 8,402  $6,847  $6,315  $1,375  $1,047  $1,041
  Interest cost                10,436   9,956   8,852   1,713   1,872   2,074
  Expected return on plan as-
   sets                       (10,978) (9,859) (8,751)    --      --      --
  Amortization of prior serv-
   ice cost (benefits)            578     578     578    (513)   (510)   (501)
  Recognized net actuarial
   loss (gain)                    190      77      10    (559)   (480)   (177)
                              -------  ------  ------  ------  ------  ------
    Net periodic benefit cost $ 8,628  $7,599  $7,004  $2,016  $1,929  $2,437
                              =======  ======  ======  ======  ======  ======

  The projected benefit obligation, accumulated benefit obligation, and fair vale of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $39,470,000, $31,546,000 and $17,334,000 as of
December 31, 1998, respectively, and $32,622,000, $24,894,000 and $16,703,000 respectively, as of December 31, 1997.
  The assumptions presented herein are based on pertinent information available to management as of December 31, 1998 and 1997. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the post retirement benefit obligation as of December 31, 1998 by $5,875,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 1998 by $788,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the post retirement benefit obligation as of December 31, 1998 by $4,618,000 and the estimated eligibility cost and interest cost components of net periodic post retirement benefit costs for 1998 by $598,000.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1998, 1997 and 1996 of $8,395,000, $7,173,000 and $6,092,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Sale of Subsidiary

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary, to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30, 1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

                              Minnesota Life Insurance Company and Subsidiaries

(10) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
  Reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1998      1997      1996
                     --------  --------  --------
                           (In thousands)
Direct premiums      $553,408  $595,686  $615,098
Reinsurance assumed    91,548    78,097    64,489
Reinsurance ceded     (67,263)  (58,530)  (67,228)
                     --------  --------  --------
  Net premiums       $577,693  $615,253  $612,359
                     ========  ========  ========

  Reinsurance recoveries on ceded reinsurance contracts were $54,174,000, $58,072,000 and $72,330,000 during 1998, 1997 and 1996, respectively.

(11) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1998 and 1997. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
  Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.
  The interest rates on the finance receivables outstanding as of December 31, 1998 and 1997, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1998 and 1997, approximate the fair value for those respective dates.
  The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1998 and 1997 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.
  Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

 Minnesota Life Insurance Company and Subsidiaries

(11) Fair Value of Financial Instruments (continued)

  The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31 were as follows:

                                        1998                  1997
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,914,012 $4,914,012 $4,719,801 $4,719,801
  Held-to-maturity               1,086,548  1,161,784  1,088,312  1,158,227
Equity securities                  749,800    749,800    686,638    686,638
Mortgage loans:
  Commercial                       579,890    603,173    506,860    527,994
  Residential                      101,329    104,315    154,477    158,334
Policy loans                       226,409    226,409    213,488    213,488
Short-term investments             136,435    136,435    112,352    112,352
Cash                               175,660    175,660     96,179     96,179
Finance receivables, net           163,411    163,411    211,794    211,794
Venture capital                    160,958    164,332    115,856    122,742
Foreign currency exchange con-
 tract                               1,594      1,594      1,457      1,457
                                ---------- ---------- ---------- ----------
    Total financial assets      $8,296,046 $8,400,925 $7,907,214 $8,009,006
                                ========== ========== ========== ==========

  The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1998                  1997
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $2,085,408 $2,075,738 $2,131,806 $2,112,301
Annuity certain contracts            57,528     60,766     55,431     57,017
Other fund deposits                 722,321    731,122    754,960    753,905
Guaranteed investment contracts         862        862      8,188      8,187
Supplementary contracts without
 life contingencies                  44,696     44,251     46,700     45,223
Notes payable                       267,000    272,834    298,000    302,000
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,177,815 $3,185,573 $3,295,085 $3,278,633
                                 ========== ========== ========== ==========

(12) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders' interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1998 and 1997. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

                              Minnesota Life Insurance Company and Subsidiaries

(12) Notes Payable (continued)

  Notes payable as of December 31 were as follows:

                                                            1998     1997
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                      142,000  173,000
                                                          -------- --------
  Total notes payable                                     $267,000 $298,000
                                                          ======== ========

  At December 31, 1998, the aggregate minimum annual notes payable maturities for the next five years were as follows: 1999, $49,000,000; 2000, $33,000,000;
2001, $26,000,000; 2002, $22,000,000; 2003, $12,000,000; thereafter
$125,000,000.
  Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $44,070,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1998.
  Interest paid on debt for the years ended December 31, 1998, 1997 and 1996, was $25,008,000, $18,197,000 and $21,849,000, respectively.

(13) Other Comprehensive Income

Effective December 31, 1998, the Company adopted the provisions of SFAS No. 130, "Reporting Comprehensive Income." Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities, and unrealized foreign currency translation adjustments. The components of comprehensive income, other than net income are illustrated below:

                                                     1998     1997      1996
                                                    -------  -------  --------
                                                         (In thousands)
Other comprehensive income, before tax:
  Foreign currency translation adjustment           $   --   $ 1,457  $    --
    Less: reclassification adjustment for gains in-
     cluded in net income                            (1,457)     --        --
                                                    -------  -------  --------
                                                     (1,457)   1,457       --
  Unrealized gains (loss) on securities             162,214  171,654   (18,746)
    Less: reclassification adjustment for gains in-
     cluded in net income                           (90,770) (96,476)  (51,234)
                                                    -------  -------  --------
                                                     71,444   75,178   (69,980)
  Income tax expense related to items of other com-
   prehensive income                                (23,045) (28,274)   25,040
                                                    -------  -------  --------
  Other comprehensive income, net of tax            $46,942  $48,361  $(44,940)
                                                    =======  =======  ========

(14) Stock Dividends

On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000 to be paid in 1999.
  Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year end or the statutory net gain from operations for the current calendar year, without prior approval from the Department of Commerce. Based on this limitation and 1997 statutory results, Minnesota Life Insurance Company could have paid $87,069,000 in dividends in 1998 without prior approval.

 Minnesota Life Insurance Company and Subsidiaries

(15) Year 2000 (Unaudited)

The Company's business units utilize products and systems in the normal course of business. Some of the Company's products and systems will have been replaced or modified in order to process dates including the year 2000 and beyond.
  The Company began preparing for the new millennium in the early 1980s by designing systems with the year 2000 in mind. The Company began a comprehensive Year 2000 project in 1995 to prepare all components of its business to function properly before, during and after the year 2000.
  The Company's goal is to have all computer systems and data prepared for the year 2000. While the Company has taken extensive steps to renovate, upgrade and replace applications, it is impossible to guarantee there will be no problems associated with the year 2000 date change. The Company is currently developing contingency and continuity plans to help minimize any impact of problems that do arise.

(16) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
  The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $41,010,000 as of December 31, 1998. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
  The Company has long-term commitments to fund venture capital and real estate investments totaling $165,191,000 as of December 31, 1998. The Company estimates that $60,000,000 of these commitments will be invested in 1999, with the remaining $105,191,000 invested over the next four years.
  As of December 31, 1998, the Company had committed to purchase bonds and mortgage loans totaling $198,907,000 but had not completed the purchase transactions.
  At December 31, 1998, the Company had guaranteed the payment of $75,100,000 in policyholders' dividends and discretionary amounts payable in 1999. The Company has pledged bonds, valued at $76,596,000 to secure this guarantee.
  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits.

                              Minnesota Life Insurance Company and Subsidiaries

(17) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         1998        1997
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $  947,885  $  870,688
Adjustments:
  Deferred policy acquisition costs                      564,382     576,030
  Net unrealized investment gains                        281,226     213,026
  Statutory asset valuation reserve                      239,455     242,100
  Statutory interest maintenance reserve                  49,915      24,169
  Premiums and fees deferred or receivable               (73,312)    (74,025)
  Change in reserve basis                                117,806     101,415
  Separate accounts                                      (56,816)    (51,172)
  Unearned policy and contract fees                     (134,373)   (126,477)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (173,907)   (166,057)
  Non-admitted assets                                     36,764      32,611
  Policyholders' dividends                                60,648      60,036
  Other                                                  (12,397)    (40,659)
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,722,276  $1,536,685
                                                      ==========  ==========

                                                As of December 31
                                            ----------------------------
                                              1998      1997      1996
                                            --------  --------  --------
                                                  (In thousands)
Statutory net income                        $104,609  $167,078  $115,797
Adjustments:
  Deferred policy acquisition costs           18,042    26,878    19,284
  Statutory interest maintenance reserve      25,746      (538)   (8,192)
  Premiums and fees deferred or receivable       708     2,175     1,587
  Change in reserve basis                      3,011     9,699    20,114
  Separate accounts                           (5,644)   (6,272)   (6,304)
  Unearned policy and contract fees           (7,896)  (12,825)   (2,530)
  Net deferred income taxes                   15,351     7,832      (744)
  Policyholders' dividends                     1,194     2,708       502
  Other                                        8,228    (6,839)   (8,996)
                                            --------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $163,349  $189,896  $130,518
                                            ========  ========  ========

 Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

       Summary of Investments--Other than Investments in Related Parties

                               December 31, 1998

                                                                   As Shown
                                                       Market   on the balance
Type of investment                         Cost(3)     Value       sheet(1)
------------------                        ---------- ---------- --------------
                                                     (In thousands)
Bonds:
  United States government and government
   agencies and authorities               $  195,650 $  212,838   $  212,838
  Foreign governments                            784        473          473
  Public utilities                           343,230    368,246      357,795
  Mortgage-backed securities               2,117,429  2,159,884    2,151,909
  All other corporate bonds                3,097,143  3,334,355    3,277,545
                                          ---------- ----------   ----------
      Total bonds                          5,754,236  6,075,796    6,000,560
                                          ---------- ----------   ----------
Equity securities:
  Common stocks:
    Public utilities                          14,403     18,472       18,472
    Banks, trusts and insurance companies     42,538     43,615       43,615
    Industrial, miscellaneous and all
     other                                   495,635    659,177      659,177
  Nonredeemable preferred stocks              26,970     28,536       28,536
                                          ---------- ----------   ----------
      Total equity securities                579,546    749,800      749,800
                                          ---------- ----------   ----------
Mortgage loans on real estate                681,219     XXXXXX      681,219
Real estate (2)                               38,530     XXXXXX       38,530
Policy loans                                 226,409     XXXXXX      226,409
Other long-term investments                  261,625     XXXXXX      261,625
Short-term investments                       136,435     XXXXXX      136,435
                                          ---------- ----------   ----------
      Total                                1,344,218        --     1,344,218
                                          ---------- ----------   ----------
Total investments                         $7,678,000 $6,825,596   $8,094,578
                                          ========== ==========   ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $-0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                       See independent auditors' report.

            Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III
                      Supplementary Insurance Information
                                 (In thousands)

                                    As of December 31                                     For the years ended December 31
                   --------------------------------------------------- -----------------------------------------------------------
                               Future policy                                                                Amortization
                    Deferred      benefits                Other policy                         Benefits,    of deferred
                     policy    losses, claims              claims and                Net     claims, losses    policy      Other
                   acquisition and settlement  Unearned     benefits    Premium   investment and settlement acquisition  operating
Segment               costs     expenses(1)   premiums(2)   payable    revenue(3)   income      expenses       costs     expenses
-------            ----------- -------------- ----------- ------------ ---------- ---------- -------------- ------------ ---------
                                                                         (In thousands)
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $51,798     $615,856   $246,303     $502,767      $114,589   $342,080
 Accident and
 health insurance     74,606        496,839      33,568      18,342      167,544     35,822      105,336        12,261     93,876
 Annuity              68,719      3,186,148          25         424       93,992    247,970      225,004        21,248    136,527
 Property and li-
 ability insur-
 ance                    --             480         556         --           662        986        2,848           --       1,187
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $564,382     $5,987,047    $180,191     $70,564     $878,054   $531,081     $835,955      $148,098   $573,670
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627     $576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
 health insurance     70,593        466,109      34,250      17,153      205,869     40,343       87,424         9,451    101,960
 Annuity              71,425      3,266,965         --        4,576       64,637    261,768      242,738        16,252    129,263
 Property and li-
 ability insur-
 ance                    --             280       1,116         --        40,316      4,395       33,773           --      13,146
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $576,030     $5,962,750    $202,070     $64,356     $887,290   $553,773     $840,682      $128,176   $590,307
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1996:
 Life insurance     $456,461     $2,123,148    $149,152     $51,772     $568,874   $223,762     $478,228      $ 97,386   $290,525
 Accident and
 health insurance     62,407        437,118      33,770      18,774      160,097     34,202       96,743        14,017     87,222
 Annuity              70,649      3,360,614         --           31       79,245    267,473      243,387        14,575    111,366
 Property and li-
 ability insur-
 ance                    --          27,855      24,189         --        50,109      5,550       36,933           --      19,033
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $589,517     $5,948,735    $207,111     $70,577     $858,325   $530,987     $855,291      $125,978   $508,146
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
                    Premiums
Segment            written(4)
-------            ----------
1998:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                   103
                   ----------
                    $   103
                   ==========
1997:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                43,376
                   ----------
                    $43,376
                   ==========
1996:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                50,515
                   ----------
                    $50,515
                   ==========

-----
(1) Includes policy and contract account balances
(2) Includes unearned policy and contract fees
(3) Includes policy and contract fees
(4) Applies only to property and liability insurance

                       See independent auditors' report.

 Minnesota Life Insurance Company and Subsidiaries
                                  Schedule IV

                                  Reinsurance

              For the years ended December 31, 1998, 1997 and 1996

                                                                          Percentage
                                      Ceded to     Assumed                of amount
                                        other    from other      Net      assumed to
                        Gross amount  companies   companies     amount       net
                        ------------ ----------- ----------- ------------ ----------
                                               (In thousands)
1998:
 Life insurance in
  force                 $158,229,143 $18,656,917 $28,559,482 $168,131,708     17.0%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    338,909 $    30,532 $    71,198 $    379,575     18.8%
   Accident and health
    insurance                180,081      17,894       1,432      163,619      0.9%
   Annuity                    33,837          --          --       33,837       --
   Property and liabil-
    ity insurance                581      18,837      18,918          662   2857.7%
                        ------------ ----------- ----------- ------------
     Total premiums     $    553,408 $    67,263 $    91,548 $    577,693     15.8%
                        ============ =========== =========== ============
1997:
 Life insurance in
  force                 $122,120,394 $14,813,351 $25,566,734 $132,873,777     19.2%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    340,984 $    30,547 $    63,815 $    374,252     17.1%
   Accident and health
    insurance                175,647      16,332       1,310      160,625      0.8%
   Annuity                    40,060          --          --       40,060       --
   Property and liabil-
    ity insurance             38,995      11,651      12,972       40,316     32.2%
                        ------------ ----------- ----------- ------------
     Total premiums     $    595,686 $    58,530 $    78,097 $    615,253     12.7%
                        ============ =========== =========== ============
1996:
 Life insurance in
  force                 $116,445,975 $15,164,764 $22,957,287 $124,238,498     18.5%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    347,056 $    45,988 $    63,044 $    364,112     17.3%
   Accident and health
    insurance                174,219      15,511       1,389      160,097      0.9%
   Annuity                    38,041          --          --       38,041       --
   Property and liabil-
    ity insurance             55,782       5,729          56       50,109      0.1%
                        ------------ ----------- ----------- ------------
     Total premiums     $    615,098 $    67,228 $    64,489 $    612,359     10.5%
                        ============ =========== =========== ============

                       See independent auditors' report.

92